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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-HYM-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–109.22%

Alabama–2.37%

Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (a)	5.00%	01/01/42	$12,750	$14,055,728
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/36	4,400	4,789,883
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	13,214,910
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,722,063
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,903,368
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	6,940	7,013,217
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.50%	10/01/38	7,000	4,800,950
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.60%	10/01/42	11,700	7,966,062
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (c)	7.75%	10/01/46	96,055	62,211,942
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.50%	10/01/39	27,640	17,985,072
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.90%	10/01/50	54,400	34,661,504
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (d)	6.95%	01/01/20	3	0
				174,324,699

Alaska–0.02%

Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/46	27,225	832,541
Series 2006 C, Second Sub. Asset-Backed CAB RB (e)	0.00%	06/01/46	20,860	606,817
				1,439,358

Arizona–3.20%

Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,835,884
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/34	3,695	3,713,843
Series 2014, Ref. RB	5.75%	11/15/40	6,015	6,113,526
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	2,850	3,006,693
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.75%	07/01/44	5,250	5,998,702
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,877,144
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/22	3,500	3,899,385
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/24	5,000	5,559,300
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/26	5,000	5,543,200
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/27	8,935	10,119,334
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/28	6,785	7,643,167
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/29	5,500	6,186,180
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,213,354
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,401,049
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/26	4,225	4,329,104
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (g)(h)	7.00%	01/01/16	16,000	16,947,200
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,196,596
Series 2008 A, Education Facilities RB	7.25%	12/01/38	3,285	3,427,799
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/44	3,000	3,132,420

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/43	$250	$245,650
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,879,205
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,722,392
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2006, Water & Wastewater RB (f)(i)	5.60%	12/01/22	2,000	2,039,280
Series 2006, Water & Wastewater RB (f)(i)	5.75%	12/01/32	7,120	7,243,105
Series 2007, Water & Wastewater RB (i)	6.55%	12/01/37	990	1,009,731
Series 2008, Water & Wastewater RB (i)	7.50%	12/01/38	12,235	12,876,726
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (g)(h)	8.50%	07/01/19	1,700	2,109,547
Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,624,434
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,289,966
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools); Series 2006, Education Facility RB	6.50%	04/01/26	2,690	2,719,967
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,846,969
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2006, Ref. Education RB	5.88%	06/01/22	535	544,897
Series 2006, Ref. Education RB	6.00%	06/01/36	830	839,869
Series 2010, Education RB	6.10%	06/01/45	1,400	1,466,122
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (d)	7.00%	09/01/35	5,092	1,527,244
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,105,646
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	4,132,816
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	5,084,537
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,560	1,561,794
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	20,000	22,345,800
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/27	1,989	1,992,143
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	348	348,348
Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,936,952
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,452,108
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/33	3,000	3,226,500
Series 2013, Education RB	6.00%	07/01/43	3,625	3,921,162
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	11/01/45	4,435	2,995,709
University Medical Center Corp.; Series 2009, Hospital RB (g)(h)	6.25%	07/01/19	1,650	1,962,939
Series 2009, Hospital RB (g)(h)	6.50%	07/01/19	2,100	2,519,055
Series 2011, Hospital RB (g)(h)	6.00%	07/01/21	2,600	3,234,764
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,989,588
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	3,665	3,678,780
				235,617,625

California–15.12%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	6,000	6,414,720
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	4,340	4,652,089
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)(b)	5.00%	09/15/32	14,990	16,184,703
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (a)(g)(h)	5.13%	04/01/19	22,295	25,640,588
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (a)	5.25%	04/01/40	6,255	8,247,968
Series 2012 U-2, Ref. RB (a)	5.00%	10/01/32	8,745	11,000,685
Series 2014 U-6, RB (a)	5.00%	05/01/45	15,000	19,317,150

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	$3,000	$3,544,860
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	2,022,040
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (f)	6.63%	01/01/32	1,000	1,084,090
Series 2012, RB (f)	6.88%	01/01/42	1,500	1,638,120
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (f)	6.13%	07/01/38	2,860	2,987,470
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/43	2,000	2,085,620
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/48	3,840	3,993,062
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (f)	6.00%	07/01/38	1,170	1,221,398
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/48	2,415	2,518,314
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,139,080
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,250	7,587,923
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,628,266
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(i)	5.00%	07/01/37	13,500	14,342,805
Series 2012, Water Furnishing RB (f)(i)	5.00%	11/21/45	22,210	23,302,732
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,487,800
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	5,125,450
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,221,640
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	8,000	8,278,400
Series 2011, RB	7.25%	11/01/31	1,500	1,754,205
Series 2011, RB	7.50%	11/01/41	5,500	6,498,580
Series 2014 A, RB	6.13%	11/01/33	1,560	1,764,032
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,484,750
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,627,008
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	3,500	3,504,620
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.40%	06/01/17	1,285	1,334,562
Series 2007, RB	5.63%	06/01/33	4,940	5,083,260
Series 2010, RB	7.50%	06/01/42	1,680	1,864,145
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/54	5,950	6,475,683
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (f)	7.00%	11/15/29	1,745	2,047,531
Series 2009, Senior Living RB (f)	7.25%	11/15/41	3,500	4,096,785
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	4.75%	10/01/19	1,840	1,842,355
Series 2012, RB	6.00%	10/01/42	2,895	3,120,521
Series 2012, RB	6.00%	10/01/47	1,785	1,920,125
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda); Series 2007, Special Tax RB	6.00%	09/01/29	2,710	2,795,690
Series 2007, Special Tax RB	6.00%	09/01/37	6,130	6,322,237

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	$7,610	$7,864,707
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	15,000	15,000,450
Series 2006 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/46	181,950	18,287,794
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (e)	0.00%	06/01/33	18,200	5,083,806
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,380	7,880,701
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	3,056,865
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,757,439
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,236,842
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/46	227,175	44,810,269
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,678,823
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/23	1,345	1,456,110
Series 2008, Special Tax RB	6.75%	09/01/28	2,775	2,993,531
Series 2008, Special Tax RB	6.88%	09/01/38	4,820	5,235,098
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	10,750	12,797,768
Series 2014 A, Ref. Conv. Toll Road CAB RB (c)	6.85%	01/15/42	5,000	3,671,900
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/36	65,000	26,943,800
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/37	20,000	7,927,200
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/49	20,000	23,564,400
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (a)(b)	5.00%	06/01/45	40,380	40,390,499
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	34,310	33,378,827
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	33,870	28,334,626
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	44,490	34,962,911
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	45,595	39,120,966
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	47,000	38,715,780
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,110,400
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/37	3,395	3,454,854
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,020	4,007,015
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/36	113,085	21,878,555
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/57	32,090	275,974
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (c)	6.05%	08/01/42	9,000	6,485,400
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	550	554,763
Los Angeles (City of) Department of Water & Power; Series 2014 D, Power System RB (a)	5.00%	07/01/44	21,000	23,660,070
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (a)	5.00%	07/01/43	66,530	74,284,071
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/39	5,000	6,579,850
Series 2009 B, Gas RB	6.50%	11/01/39	9,265	12,192,462
Series 2009 C, Gas RB	6.50%	11/01/39	6,885	9,060,453
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/28	5,515	6,197,316
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area); Series 2004 B, Special Tax RB	6.00%	09/01/27	990	992,594
Series 2004 B, Special Tax RB	6.00%	09/01/34	1,985	1,988,672
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,958,875
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,351,539
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	3,615	3,619,374

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	$2,000	$2,014,140
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,984,753
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	7,000	7,923,230
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,063,460
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,443,522
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/36	7,650	2,993,828
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/37	13,130	4,905,237
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/38	13,515	4,824,179
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/39	13,895	4,722,077
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/40	14,280	4,629,719
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/41	14,080	4,342,835
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	20,980	25,585,949
Series 2011, RB	8.00%	12/01/31	9,875	12,424,034
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (c)	5.25%	07/01/42	10,000	4,796,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,143,130
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,150,720
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/36	5,710	1,802,875
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/38	2,000	551,720
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/43	17,000	3,463,580
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds (g)(h)	7.20%	08/01/17	13,000	14,815,190
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/50	11,000	11,709,280
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	7,000	7,605,710
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/49	13,000	13,947,570
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (i)	6.40%	12/01/41	14,123	14,128,790
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,003,780
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,634,129
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,093,845
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (b)(c)	6.75%	02/01/52	7,500	4,036,350
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB (j)	6.15%	12/01/43	4,400	2,155,824
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/45	18,085	544,901
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/46	18,085	517,774
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/47	18,085	449,051
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/48	18,085	418,306
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/49	18,085	382,136
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/50	18,085	355,009
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	722,691
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (e)	0.00%	06/01/46	35,000	835,800
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (e)	0.00%	06/01/46	27,200	562,224
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (e)	0.00%	06/01/46	47,000	903,340
Series 2006 A-1, Sr. RB	4.75%	06/01/25	5	5,000
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	21,715	18,479,248
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	6,155	5,145,765

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

University of California; Series 2014 AM, RB (a)	5.00%	05/15/44	$34,545	$38,868,652
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,015	4,032,947
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	11,855	2,649,355
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	12,475	2,622,245
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/47	14,550	2,538,830
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/48	7,000	1,147,370
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/49	15,715	2,419,324
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/52	37,560	4,729,555
Yuba City (City of) Redevelopment Agency (Housing Set-Aside); Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,062,141
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,883,478
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,803,636
				1,114,981,545

Colorado–4.07%

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,943	1,945,118
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,275	1,279,361
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,519,301
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	3,890	3,691,960
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds (d)	7.00%	12/01/23	60	21,971
Castle Oaks Metropolitan District; Series 2005, Limited Tax GO Bonds (g)(h)	6.00%	12/01/15	805	827,894
Series 2005, Limited Tax GO Bonds (g)(h)	6.13%	12/01/15	1,286	1,323,384
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/43	1,250	1,293,275
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/35	2,645	2,676,290
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,195	3,097,552
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,710,176
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,037,170
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,637,022
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,588,215
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2007, Charter School RB (g)(h)	5.88%	10/01/17	2,500	2,776,675
Series 2007, Charter School RB (g)(h)	6.00%	10/01/17	1,635	1,820,654
Series 2008 A, Charter School RB (g)(h)	7.25%	10/01/18	500	595,615
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/40	1,790	1,856,695
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/39	2,855	3,100,387
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,287,635) (f)	5.75%	05/15/37	2,380	1,913,163
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (g)(h)	7.40%	12/01/18	2,000	2,408,580
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (f)	5.38%	07/01/44	1,350	1,427,463
Series 2014, Ref. & Improvement Charter School RB (f)	5.50%	07/01/49	1,600	1,688,432
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,417,920
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	9,355	9,522,642
Series 2011, RB	6.38%	01/01/41	1,615	1,751,936
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.00%	01/01/44	21,000	23,171,190

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.00%	11/15/30	$1,600	$1,774,176
Series 2010 A, RB	6.25%	11/15/40	4,750	5,221,912
Series 2011, RB	5.75%	11/15/31	1,000	1,083,070
Series 2011, RB	6.00%	11/15/40	1,195	1,301,224
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	800,128
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,254,067
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,670,672
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	15,861,514
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (d)	7.00%	12/01/29	2,500	1,991,200
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	1,009,850
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	9,056,430
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds (g)(h)	6.00%	12/01/15	589	605,810
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (k)	5.00%	12/01/37	2,630	2,249,781
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (i)	5.25%	10/01/32	17,110	17,901,509
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.75%	10/01/32	11,400	12,101,214
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (l)	3.38%	12/01/32	4,500	2,250,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,258	5,799,416
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	985	1,090,691
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,832	2,842,167
High Plains Metropolitan District; Series 2005 A, Limited Tax GO Bonds (l)	2.76%	12/01/25	2,220	1,267,664
Series 2005 A, Limited Tax GO Bonds (l)	2.81%	12/01/35	4,000	2,239,560
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,330	975,768
Lafayette (City of) (Rocky Mountain Instrument); Series 1998 A, IDR (i)	7.00%	10/01/18	2,885	2,704,284
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,558	1,331,062
Lincoln Park Metropolitan District; Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.13%	12/01/17	6,250	7,020,687
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.20%	12/01/17	5,550	6,244,638
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,230	6,340,832
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,543
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,448
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,208,370
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,545,650
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (l)	1.80%	12/01/34	1,500	398,295
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,396,320
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,052,989
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/38	35,125	46,723,626
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	974,300
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	395,700
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,712	4,686,131
University of Colorado; Series 2014 A, Enterprise RB (a)	5.00%	06/01/46	16,835	18,895,604
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (e)	0.00%	12/01/40	1,000	633,820
				300,102,163

Connecticut–0.28%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(f)	5.13%	10/01/36	4,405	1,751,472
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	2,780	2,946,104
Series 2009 A, RB	7.75%	01/01/43	9,495	9,950,950
Series 2009 C, RB (g)	7.25%	01/01/16	2,000	2,020,680

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	$3,000	$3,591,870
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $431,106) (f)	7.20%	12/01/18	465	471,729
				20,732,805

Delaware–0.09%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,405,606
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,633,780
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (i)	6.25%	06/01/28	3,805	3,806,522
				6,845,908

District of Columbia–1.60%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/31	2,000	2,181,240
Series 2011, RB	6.63%	03/01/41	5,150	5,670,253
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,244,530
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,312,570
District of Columbia (Methodist Home); Series 1999, RB	6.00%	01/01/29	2,545	2,555,791
Series 2009 A, RB	7.50%	01/01/39	1,520	1,528,147
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	12,285	12,547,408
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (g)(h)	6.38%	10/01/19	2,000	2,424,440
Series 2009, Hospital RB (g)(h)	6.50%	10/01/19	5,000	6,087,350
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (e)	0.00%	06/15/55	60,320	576,056
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (a)	5.00%	10/01/44	27,000	30,050,460
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/25	16,165	18,628,546
Series 2014 C, Unlimited Tax GO Bonds (a)	5.00%	06/01/38	21,000	23,866,920
				117,673,711

Florida–7.15%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	10,500	10,717,980
Series 2007, IDR	5.88%	11/15/42	20,365	20,754,582
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/44	2,500	2,765,000
Series 2014, RB	6.38%	11/15/49	5,250	5,849,655
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,253,240
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	3,118,675
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,490,340
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/31	3,000	3,551,580
Series 2011 A, RB	8.13%	11/15/41	11,200	13,278,272
Series 2011 A, RB	8.13%	11/15/46	6,000	7,097,880
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/36	5,663	5,666,640
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,820	2,825,584
Bonnet Creek Resort Community Development District; Series 2002, Special Assessment RB	7.38%	05/01/34	2,440	2,441,000
Series 2002, Special Assessment RB	7.50%	05/01/34	4,170	4,172,127
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/24	7,555	7,963,574
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/25	7,910	8,337,773

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (d)	7.88%	05/01/38	$4,900	$1,977,934
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,638,630
Capital Trust Agency (Million Air One LLC); Series 2011, RB (i)	7.75%	01/01/41	14,300	13,682,955
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	660	667,201
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	1,685	1,667,021
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	8.13%	05/15/44	5,560	6,611,952
Series 2014 A, Continuing Care Community RB (f)	8.25%	05/15/49	44,570	53,218,808
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB (f)	6.88%	05/15/21	8,350	8,416,466
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	5,000	5,007,550
Cory Lakes Community Development District; Series 2001 A, Special Assessment RB	8.38%	05/01/17	90	92,947
Series 2001 B, Special Assessment RB	8.38%	05/01/17	70	72,292
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	2,111,120
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (g)(h)	7.25%	10/01/21	14,000	18,335,380
Florida Development Finance Corp. (Palm Bay Academy, Inc.); Series 2006 A, RB (j)	6.00%	05/15/36	2,130	1,363,243
Series 2007 A, RB (j)	6.13%	05/15/37	1,855	1,187,237
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.00%	06/15/32	4,250	4,340,270
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,333,725
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,903,711
Series 2012, RB	7.00%	10/01/26	125	140,084
Series 2012, RB	7.25%	10/01/41	595	668,970
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (g)(i)	6.61%	07/01/28	9,380	8,690,664
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (d)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB (d)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (c)	6.75%	05/01/39	29,070	4,821,550
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,441,732
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	330	329,960
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(h)	8.00%	08/15/19	1,000	1,283,630
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/27	10,500	11,224,080
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,250	1,257,325
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/43	2,250	2,391,705
Lakeside Landings Community Development District; Series 2007 A, Special Assessment RB (d)	5.50%	05/01/38	1,000	399,900
Series 2007 B, Special Assessment RB (d)	5.25%	05/01/13	1,940	775,825
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,754,745
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,871,135
Series 2012, Ref. RB	6.50%	10/01/47	10,000	11,211,000
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/32	1,880	2,000,546
Series 2012, IDR	5.75%	06/15/42	3,210	3,425,905
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,355	7,354,559
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	07/01/30	15,210	16,620,423
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(i)	5.25%	10/01/33	16,500	18,179,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	$500	$579,655
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	288,455
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)(b)	5.25%	05/01/26	5,000	5,499,500
Series 2008 B, COP (INS-AGC) (a)(b)	5.25%	05/01/27	10,000	10,999,000
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (b)(e)	0.00%	10/01/40	10,070	2,557,881
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/35	12,000	4,849,560
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/42	42,215	11,174,310
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2002 A, RB	6.75%	08/15/25	3,000	2,878,080
Series 2004 A, Ref. RB	5.75%	08/15/18	3,080	3,006,727
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,480	1,490,094
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,007,680
Series 2007, First Mortgage RB	5.50%	07/01/32	6,750	6,956,212
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,662,474
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,645	1,645,526
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,435	3,440,908
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	710	711,221
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	190	190,327
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	710	711,221
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	275	275,473
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (a)	5.00%	11/01/39	20,305	22,588,297
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (m)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	405	405,211
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	515	509,103
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	2,750	3,180,430
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,365	3,679,870
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,485	1,301,083
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/21	400	432,976
Series 2011 A, RB	7.13%	09/15/41	3,250	3,577,275
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,527,172
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	2,820	2,822,679
Reunion East Community Development District; Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	694,195
Series 2002 A-2, Special Assessment RB (j)	7.38%	05/01/33	145	94,262
Series 2005, Special Assessment RB (d)	5.80%	05/01/36	2,045	1,329,373
Series 2015-1, Special Assessment RB	6.60%	05/01/33	165	107,263
Series 2015-2, Special Assessment RB	6.60%	05/01/36	2,255	1,465,885
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/24	5,350	5,704,705
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,265	4,186,823
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,255	2,126,713
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	1.34%	01/01/49	11,362	3,977,216
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	4,000	4,456,120
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB (g)(h)	6.25%	11/15/19	150	181,718
Series 2009 A, Ref. RB (g)(h)	6.50%	11/15/19	1,000	1,222,240

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	$1,495	$1,162,662
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,520	4,878,933
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(b)	6.00%	10/01/29	13,440	17,794,694
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,345	9,813,888
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (j)	6.80%	05/01/39	4,895	1,958,734
Turnbull Creek Community Development District; Series 2006, Special Assessment RB	5.25%	05/01/37	3,245	2,991,014
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,740	2,774,277
Waterlefe Community Development District; Series 2001, Golf Course RB (d)	8.13%	10/01/25	2,645	180,627
West Villages Improvement District; Series 2007, Special Assessment RB (d)	5.50%	05/01/38	8,800	8,836,256
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,380	2,408,869
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,385	1,384,834
				527,435,603

Georgia–1.34%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/33	3,950	4,352,624
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	8,778,240
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,955,400
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,718,095
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/40	37,555	42,208,440
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,600,745
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,200	2,408,186
Series 2010, RAC	6.13%	09/01/40	6,510	7,072,073
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (i)	6.13%	01/01/34	9,615	9,886,047
				98,979,850

Guam–0.10%

Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB (g)(h)	5.88%	07/01/15	7,250	7,282,770

Hawaii–0.37%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,080,928
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	8,304,135
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (b)(i)	4.65%	03/01/37	4,210	4,304,178
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(g)(h)	5.25%	04/01/19	12,000	13,805,760
				27,495,001

Idaho–0.43%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (d)(f)(i)	7.50%	11/01/24	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/44	4,000	4,278,760
Series 2014 A, RB	8.13%	10/01/49	9,000	9,671,490
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/22	2,140	2,151,342
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,587,436
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,076,870
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	782,400
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/28	79	77,537
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/36	526	513,761
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/48	1,061	1,025,533
Series 2014 B, Ref. Non-profit Facilities CAB RB (e)(f)	0.00%	07/01/49	9,112	728,059

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	$745	$829,498
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,655,603
				31,378,365

Illinois–10.20%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	2,020	2,015,374
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,515	3,180,302
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,075	2,227,222
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,145	3,393,172
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	5,095,100
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	2,008,680
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	4,349,385
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	5,987,880
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	2,775	2,887,138
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,540	2,601,290
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	4,910	5,083,863
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/26	2,550	1,840,437
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,197	3,212,186
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	14,000	15,035,860
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/32	13,050	13,173,844
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/44	21,000	23,456,370
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (a)	5.25%	12/01/49	27,000	28,725,300
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/34	2,645	2,644,868
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/32	2,150	2,151,462
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/33	3,000	2,999,850
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/34	2,160	2,159,892
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/37	2,250	2,247,052
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	3,725	3,714,831
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	2,500	2,499,875
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	1,500	1,489,560
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	2,405	2,404,880
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	375	374,981
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	400	397,216
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/40	10,500	9,917,880
Series 2011, COP	7.13%	05/01/25	9,700	10,454,951
Series 2011, COP	7.13%	05/01/25	9,185	9,899,869
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	1,000	1,074,030
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,500	3,349,780
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/33	3,250	3,202,160
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,759,900
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (d)(f)	5.50%	03/01/17	3,439	687,731
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/42	3,319	3,185,443
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	40	40,520
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,492,285
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	1,587	1,339,058
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	660	714,602
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	8,617,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (g)(h)	5.75%	05/15/17	$2,130	$2,333,585
Series 2007, Ref. RB (g)(h)	5.75%	05/15/17	1,080	1,183,226
Series 2007, Ref. RB	5.75%	05/15/26	3,445	3,551,003
Series 2007, Ref. RB	5.75%	05/15/31	1,745	1,792,726
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/27	2,880	2,792,822
Series 2012 A-2, RB	7.00%	11/15/27	2,745	2,695,810
Series 2012 A-3, RB	7.00%	11/15/17	710	710,256
Series 2012 B, Ref. Sub. RB (k)	4.00%	11/15/52	9,584	6,129,577
Series 2012 C-1, Ref. Sub. RB (e)	0.00%	11/15/52	3,902	135,632
Series 2012 C-2, Ref. Sub. Conv. RB (n)	4.00%	11/15/52	780	213,796
Series 2012 C-3, Ref. Sub. Conv. RB (n)	4.00%	11/15/52	780	134,446
Illinois (State of) Finance Authority (Clare Water Tower); Series 2010 A-6, Ref. RB (d)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB (d)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB (d)(e)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	840	845,393
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,159,550
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (d)	6.25%	08/15/40	5,500	4,895
Series 2008 A, Ref. RB (d)	6.13%	08/15/28	1,000	890
Series 2008 A, Ref. RB (d)	6.25%	08/15/35	3,500	3,115
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/25	1,000	1,000,390
Series 2005 A, RB	5.63%	02/15/37	8,000	8,000,880
Series 2010, RB	7.13%	02/15/39	1,710	1,832,898
Series 2010, RB	7.25%	02/15/45	8,900	9,564,385
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	7.90%	02/15/25	3,285	3,405,691
Series 2010 A, RB	8.00%	02/15/28	3,000	3,085,230
Series 2010 A, RB	8.13%	02/15/40	14,440	15,358,962
Series 2010 A, RB	8.25%	02/15/46	28,435	30,315,691
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/16	1,465	1,467,095
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/28	500	500,380
Series 2006 A, RB	6.00%	08/15/26	3,850	3,917,259
Series 2006 A, RB	6.00%	08/15/39	10,460	10,579,872
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,325,200
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,590,195
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	3,000	3,032,820
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	21,564,000
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/28	3,750	4,183,612
Series 2008, RB	7.75%	09/15/38	8,340	9,641,123
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.00%	05/15/30	1,700	1,071,000
Series 2010 A, RB	8.13%	05/15/40	9,770	6,155,100
Series 2010 A, RB	8.25%	05/15/45	27,155	17,107,650
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/16	8,230	5,184,900
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	495	311,850
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	12,210	13,388,875
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	10,600	10,707,802
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,612,800
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/34	750	781,297
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/45	1,500	1,546,110

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (g)(h)	7.25%	11/01/18	$24,235	$29,028,925
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,309,550
Series 2009, RB (g)(h)	6.88%	08/15/19	21,875	26,745,906
Illinois (State of) Finance Authority (Smith Village); Series 2005 A, RB	5.70%	11/15/20	500	508,770
Series 2005 A, RB	6.13%	11/15/25	1,100	1,112,991
Series 2005 A, RB	6.25%	11/15/35	1,500	1,509,585
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,905	1,910,448
Series 2010 D-1, TEMPS-75SM RB	7.00%	05/15/18	480	481,085
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/25	5,500	5,528,105
Series 2005 A, RB	6.00%	05/15/37	19,685	19,700,748
Illinois (State of) Finance Authority (Three Crowns Park Plaza); Series 2006 A, RB	5.88%	02/15/26	1,000	1,010,520
Series 2006 A, RB	5.88%	02/15/38	1,500	1,510,470
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,380	3,827,918
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,142,170
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/52	27,000	30,035,880
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (d)	6.90%	11/15/33	8,750	6,982,500
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (i)	5.05%	08/01/29	1,320	1,343,324
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (a)	5.50%	06/15/50	18,000	19,129,140
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (b)(f)	6.20%	06/15/18	2,640	2,707,999
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (a)	5.50%	01/01/33	29,000	31,686,270
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,305	3,581,265
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000) (f)(j)	5.75%	12/30/25	1,800	975,024
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,227	4,315,894
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/36	4,765	4,648,448
Series 2011, RB	8.50%	06/01/41	3,290	3,671,607
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,240	8,373,488
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (j)	5.80%	03/01/37	5,615	1,917,242
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (i)	6.00%	12/01/41	1,250	1,258,612
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	20,149,178
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	2,095	2,299,870
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	742,608
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,730,660
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,380	1,408,621
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	1,935	1,935,890
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,640	1,640,804
United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB (l)	3.90%	01/01/26	3,045	1,826,909
Series 2007, Business District RB (l)	3.90%	01/01/27	285	170,997
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (d)	6.25%	03/01/35	5,408	2,944,061

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB (j)	6.00%	03/01/36	$2,662	$2,644,218
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,055	4,102,687
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (i)	6.10%	12/01/41	3,800	3,842,902
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/30	2,000	2,146,620
Series 2010, RB	7.25%	11/15/40	3,200	3,432,960
Series 2010, RB	7.38%	11/15/45	1,700	1,821,703
Series 2012, RB	6.00%	05/15/42	6,410	6,513,201
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,670	3,692,791
Western Illinois Economic Development Authority (Carthage Memorial Hospital); Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,426,412
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,955,069
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	7,600	7,602,964
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, Sr. MFH RB (i)	7.00%	12/01/42	2,955	3,098,377
				752,097,039

Indiana–2.43%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/27	1,550	1,753,407
Series 2012 A, RB	7.00%	11/15/32	2,980	3,321,776
Series 2012 A, RB	7.13%	11/15/42	12,200	13,643,138
Series 2012 A, RB	7.13%	11/15/47	9,940	11,092,344
Series 2012 C-1, TEMPS-75SM RB	5.75%	11/15/19	305	305,360
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,553,406
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,489,222
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (a)	5.00%	12/01/40	15,750	17,435,250
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/23	1,040	1,039,012
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,358,560
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	3,575	3,663,946
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (i)	5.25%	01/01/51	37,790	40,325,709
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	7,045	7,496,091
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,906,320
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	5,500	5,821,145
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community); Series 2013, Ref. RB (n)	6.05%	12/01/45	1,558	902,771
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,333	26,511
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	1,150	1,163,915
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/15	125	120,036
Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/16	125	111,169
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (i)	6.75%	01/01/34	10,785	13,085,980
Series 2013, Exempt Facilities RB (i)	7.00%	01/01/44	11,000	13,427,590
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.70%	09/01/37	8,000	8,333,360
Series 2007, RB (f)	5.75%	09/01/42	5,780	6,024,841
Series 2007, RB (f)	5.80%	09/01/47	5,645	5,890,219
				179,291,078

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–3.17%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/28	$1,250	$1,367,900
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/39	5,000	5,423,550
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/43	5,500	5,957,655
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,347,638
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,237,672
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	500,695
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,247,267
Series 2007 A, Ref. MFH RB (f)	5.30%	12/01/36	3,455	3,454,793
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	14,000	14,395,780
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	12,225	13,181,362
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	28,915	32,226,924
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	27,195	29,003,467
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,014,600
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,944,784
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,760,147
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/34	27,450	26,155,183
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	23,435	20,550,855
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	33,390	29,634,627
Series 2005 D, Asset-Backed CAB RB (e)	0.00%	06/01/46	172,800	16,161,984
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,473,458
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,586,880
Polk (County of) (Luther Park Health Center, Inc.); Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,380
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,102,728
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,630	4,630,602
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,275	3,347,639
				233,998,570

Kansas–0.72%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,178,141
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	562,650
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,682,760
Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,020,840
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,690
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,526,150
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	420	407,072
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,975,246
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	2,419,701
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,495,900
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	920,902
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	339,584
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	835	637,147
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	449,970
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,759,200

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	$5,000	$5,455,400
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	15,320,760
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/44	1,850	1,902,910
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/49	2,750	2,826,807
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/21	3,000	3,005,700
				53,387,530

Kentucky–0.70%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.00%	05/15/30	2,500	2,841,725
Series 2011, RB	7.25%	05/15/41	3,050	3,460,347
Series 2011, RB	7.38%	05/15/46	1,000	1,138,980
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/26	13,930	9,007,277
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000-B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/27	12,955	7,990,385
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	8,000	9,114,880
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.60%	07/01/39	10,000	6,926,400
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.75%	07/01/43	5,000	3,435,750
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.88%	07/01/46	8,000	5,495,440
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,972,207
				51,383,391

Louisiana–1.69%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/18	3,210	3,278,726
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (d)	5.25%	07/01/17	14,685	5,141,365
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	4,250	5,097,237
Series 2010 A-1, RB	6.50%	11/01/35	9,245	11,119,424
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/30	2,250	2,293,695
Series 2015 A, Ref. RB	6.00%	11/15/35	2,100	2,101,554
Series 2015 A, Ref. RB	6.25%	11/15/45	7,375	7,374,779
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,364,290
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/34	29,250	31,711,680
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (f)(i)	7.00%	07/01/24	2,000	2,017,460
Series 2015, Waste Disposal Facilities RB (f)(i)	7.75%	07/01/39	46,000	46,385,020
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,054,047) (f)	5.75%	10/30/18	1,054	1,071,228
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/23	3,000	3,429,210
				124,385,668

Maine–0.63%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	25,300	26,454,186

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–(continued)

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/36	$3,175	$3,631,502
Series 2011, RB	6.75%	07/01/41	11,505	13,139,285
Series 2011, RB	7.50%	07/01/32	2,500	3,027,225
				46,252,198

Maryland–1.43%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,063,290
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,457,025
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/44	2,145	2,176,296
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,827,184
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	963,153
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	19,800	19,970,082
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,995,337
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	5,290	5,968,072
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	8,885	9,041,198
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,730,380
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/34	720	765,641
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/44	1,420	1,519,144
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,694,535
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/27	4,475	4,602,537
Series 2007 A, RB	5.30%	01/01/37	1,750	1,790,320
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	17,290,972
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 1999, Air Cargo RB (i)	6.50%	07/01/24	5,235	5,234,529
Series 2003, Ref. Air Cargo RB (i)	7.34%	07/01/24	1,030	1,041,938
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB (d)	5.25%	01/01/37	4,000	1,456,640
				105,588,273

Massachusetts–2.05%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (f)(i)	5.25%	11/01/42	21,875	22,563,406
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,225	5,254,469
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/24	250	250,173
Series 2005, RB	5.50%	01/01/35	500	500,270
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.50%	10/01/15	65	65,076
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,000,400
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/36	23,660	27,069,879
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	731,732
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (a)	5.50%	07/01/32	5,015	6,673,611
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (d)	5.85%	01/15/18	5,565	14,191
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.85%	04/15/23	745	832,113
Series 2009 A, RB	6.90%	04/15/25	895	998,766
Series 2009 A, RB	8.00%	04/15/31	1,000	1,163,210
Series 2009 A, RB	8.00%	04/15/39	4,850	5,635,215

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	$1,000	$1,163,920
Series 2011 I, RB	6.88%	01/01/41	4,610	5,371,802
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,465	2,466,454
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (b)(i)(k)	0.29%	01/01/31	18,000	15,570,000
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-AMBAC) (b)(i)	5.00%	01/01/27	10,105	10,129,252
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(b)	5.50%	08/01/30	32,040	40,841,068
				151,295,007

Michigan–1.33%

Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.50%	10/01/35	2,740	2,626,564
Series 2015, Public School Academy Ref. RB	5.75%	10/01/45	3,500	3,335,920
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,583,820
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,814,653
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	12,725	13,559,887
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/25	1,185	916,680
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	721,180
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,106,179
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,738,945
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,395,581
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (i)	5.00%	07/01/44	5,125	5,266,347
Series 2014-D-4, Water Supply Ref. Second Lien RB	5.00%	07/01/31	7,000	7,589,820
Series 2014-D-4, Water Supply Ref. Second RB	5.00%	07/01/32	4,000	4,324,320
Series 2014-D-6, Water Supply Ref. Second Lien RB	5.00%	07/01/34	8,700	9,377,817
Series 2014-D-6, Water Supply Ref. Second Lien RB (INS-NATL) (b)	5.00%	07/01/36	6,000	6,434,340
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,681,743
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/21	2,275	2,263,352
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	4,213,520
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,227,472
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	3,973,000
Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB (l)	3.75%	04/01/33	11,620	2,165,155
Series 2002, RB (l)	3.94%	04/01/22	3,485	649,360
				97,965,655

Minnesota–2.66%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,275	3,321,767
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,378,302
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/30	500	539,785
Series 2010 A, RB	6.88%	05/01/40	1,000	1,078,610
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,643,375
Baytown (Township of) (St. Croix Preparatory Academy); Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,040,450
Series 2008 A, Lease RB	7.00%	08/01/38	700	729,918
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,050	1,073,163
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,849,752
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,812,054
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	11,500	13,306,420

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB (g)(h)	8.38%	03/01/17	$100	$114,917
Series 2009 A, Lease RB (g)(h)	9.00%	03/01/17	2,620	3,039,279
Series 2009 A, Lease RB (g)(h)	9.25%	03/01/17	8,000	9,314,160
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	1,952,680
Cold Spring (City of) (Assumption Home, Inc.); Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,013
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,009
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,042,690
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	3,000	2,999,670
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,453,600
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,100,970
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	3,895	3,911,749
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	4,345	4,359,512
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/49	6,500	6,714,630
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program); Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,096
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,001,640
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,003,850
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	850,179
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,340,421
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/31	1,500	1,651,530
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,300,300
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,907,392
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,557,450
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,161,980
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	6,000	6,767,340
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,242,080
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,747,276
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	947,579
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	5,236,200
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (g)(h)	7.50%	01/01/16	7,000	7,286,650
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	739,799
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	915	957,795
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,429,518
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2006 A, Lease RB	5.75%	09/01/26	700	710,381
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,441,799
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,216,000
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	5,012,800
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,397,375
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,140,610
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,707,225
St. Paul (Port of) (HealthEast Midway Campus-03); Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,709,537
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,257,175
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,709,979

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/24	$1,900	$1,651,632
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,218,576
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/39	3,000	3,246,360
Series 2012 A, Senior Housing RB	6.00%	05/01/47	7,500	8,169,600
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,631,255
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.25%	09/01/30	500	509,815
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,045,460
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.13%	12/01/44	3,335	3,416,307
Series 2014, RB	5.25%	12/01/49	2,000	2,058,080
				196,246,516

Mississippi–0.11%

Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (i)(l)	3.13%	04/01/37	5,600	3,360,056
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (i)(l)	3.40%	11/01/37	6,920	4,837,703
				8,197,759

Missouri–1.96%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB	7.00%	05/01/22	1,750	1,754,252
Series 2002, RB	7.20%	05/01/33	5,250	5,259,030
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	705	747,822
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	2,175	2,243,425
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,111,860
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,015,540
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	755	755,355
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (d)(i)	6.00%	07/01/37	28,600	2,645,500
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,098,000
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	2,274,801
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,560,752
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,026,970
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,922,079
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	801,340
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (l)	3.75%	05/01/36	3,190	1,291,663
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,393,561
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,758,168
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	800	801,296
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (l)	2.00%	12/01/28	1,250	308,350
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,073,670
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,346,925

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	$1,260	$1,299,488
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	2,825	2,855,849
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (i)	5.25%	10/15/38	2,220	1,729,469
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (i)	6.45%	05/01/40	2,075	2,076,141
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (i)	7.55%	06/15/22	765	766,125
Series 2000 B, MFH RB (i)	7.55%	06/15/35	3,430	3,434,459
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,101,940
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,014,080
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	25,120,040
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	610	644,221
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,589,850
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,351,040
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB (a)	5.00%	11/15/41	6,210	6,984,946
Series 2011 B, RB (a)	5.00%	11/15/37	10,500	11,876,445
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,000	3,089,850
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,019,460
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,760,057
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	750,180
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,000,920
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,000	3,038,940
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,670,573
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,933,467
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,324,219
				144,622,118

Nebraska–0.55%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	21,715	23,267,188
Series 2012, Gas RB	5.25%	09/01/37	5,000	5,535,850
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,415,800
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,506,820
				40,725,658

Nevada–0.30%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,240	4,245,724
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	2,225	1,688,018
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,300	11,842,219
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,285	2,322,908
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	435	471,392
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	1,395	1,468,796
				22,039,057

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.17%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$9,100	$9,731,722
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/31	620	703,663
Series 2011 A, RB	6.88%	07/01/41	2,125	2,413,766
				12,849,151

New Jersey–4.84%

Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/44	1,000	1,053,900
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (i)	5.25%	09/15/29	20,800	22,695,504
Series 2000 B, Special Facility RB (i)	5.63%	11/15/30	10,000	11,226,200
Series 2003, Special Facility RB (i)	5.50%	06/01/33	16,480	18,275,825
Series 2012, RB (i)	5.75%	09/15/27	34,325	37,395,028
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/28	500	519,745
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,555,170
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/44	3,000	2,712,510
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (i)	5.38%	01/01/43	28,860	31,522,046
Series 2013, Private Activity RB (i)	5.63%	01/01/52	27,695	30,510,751
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	11,083,300
New Jersey (State of) Transportation Trust Fund Authority; Series 2008 A, Transportation System CAB RB (e)	0.00%	12/15/38	20,045	5,671,332
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/38	73,605	20,825,063
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/39	22,955	6,111,539
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/36	45,555	14,560,289
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/29	27,125	23,219,814
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	44,600	43,160,758
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	54,925	42,192,836
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	41,815	32,157,826
				356,449,436

New Mexico–0.63%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	975	976,921
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	5,000	5,551,450
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,935	1,938,754
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	14,549,880
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	4,053,400
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,528,880
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (i)	6.85%	12/01/31	4,055	4,119,028
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/27	2,175	2,176,718
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (i)	7.25%	12/01/31	2,830	2,833,170
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,502,190
				46,230,391

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–7.45%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	$2,055	$2,137,755
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/34	14,345	5,948,872
Series 2009, PILOT CAB RB (e)	0.00%	07/15/44	25,805	6,417,187
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,726,639
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	10,900	11,136,966
Series 2006 A, RB	6.00%	11/15/36	3,530	3,585,774
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	10,000	9,241,800
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,001,010
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	2,812	2,822,963
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	4,399	4,369,322
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	22,275	22,125,980
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/20	8,797	8,808,585
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	13,770	689,879
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	7,500	8,804,400
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/27	15,400	17,507,336
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/28	10,760	12,202,486
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	5,850	6,365,444
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (b)	5.00%	01/01/39	5,180	5,303,750
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/47	16,470	18,158,504
Series 2014 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/46	15,050	16,637,324
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (a)	5.00%	05/01/42	25,775	28,570,299
Subseries 2012 F-1, Future Tax Sec. RB (a)	5.00%	05/01/39	14,000	15,780,100
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/42	17,340	19,323,002
New York (Counties of) Tobacco Trust; Series 2005 S1, Pass Through CAB RB (e)	0.00%	06/01/38	190,550	43,801,728
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (a)	5.00%	03/15/31	15,000	17,100,900
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (a)	5.00%	03/15/41	26,940	30,137,239
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, RB (INS-SGI) (b)(i)(k)	0.19%	01/01/39	15,000	13,650,000
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (o)	12.34%	04/01/20	2,500	2,505,800
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	40,000	40,968,800
Series 2014, Class 2, Ref. RB (f)	5.38%	11/15/40	9,640	10,454,002
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/44	45,000	54,217,350
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (d)(f)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (a)	5.00%	06/15/34	20,000	22,642,800
New York State Urban Development Corp.; Series 2013 A-1, RB (a)	5.00%	03/15/43	26,175	29,105,291
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (f)(i)	5.25%	11/01/42	15,475	16,015,232
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/37	2,500	2,503,250
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (i)	6.38%	01/01/39	7,280	7,361,390

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	$5,780	$5,395,399
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	22,370	19,714,457
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/44	4,824	5,264,512
				549,503,552

North Carolina–0.35%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)(b)	5.25%	10/01/28	5,016	5,466,990
Series 2008, RB (INS-AGM) (a)(b)	5.25%	10/01/36	7,835	8,535,919
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	3,750	4,079,325
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	933,568
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,634,365
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,072,120
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,312,460
				26,034,747

North Dakota–0.09%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,326,138
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,267,174
Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.25%	05/01/20	500	522,595
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,567,135
				6,683,042

Ohio–3.89%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (d)	6.50%	09/01/36	15,955	7,655,528
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/30	42,240	35,682,662
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	17,000	13,823,040
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/37	14,025	12,237,935
Series 2007 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/47	406,000	20,628,860
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,126,080
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,112,700
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,671,941
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (i)	5.38%	09/15/27	4,190	4,205,545
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.75%	01/01/44	14,900	15,965,648
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,141,000
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,727,231
Series 2007 A, Sr. Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,417,172
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,506,195
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,200	6,929,712
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	29,255	33,186,580
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,958,304
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	6,870	6,995,171
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,356,178
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,854,445
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,000	7,740,740

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	$2,000	$2,158,140
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,075,705
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	18,960	19,620,566
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	315	318,692
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,355,445
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,630,737
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB (i)	5.60%	08/01/32	14,765	14,786,557
Series 1998, Solid Waste Disposal RB (i)	5.65%	03/01/33	13,000	13,019,500
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.00%	12/01/43	4,095	4,141,315
Series 2015, Ref. RB	5.50%	12/01/43	3,875	4,074,020
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,659,604
				286,762,948

Oklahoma–1.38%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,300,943
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,105	1,107,133
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/27	2,500	2,529,900
Series 2007, Hospital RB	5.13%	12/01/36	7,015	7,057,932
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,560,369
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	10,469,304
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	8,792,315
Tulsa (City of) Municipal Airport Trust; Series 2001 B, Ref. RB (i)	5.50%	12/01/35	15,000	16,287,600
Series 2001 C, Ref. RB (i)	5.50%	12/01/35	38,250	41,533,380
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,910,894
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,315,334
				101,865,104

Ontario–0.23%

Non-Profit Preferred Funding Trust I; Series 2007, Class A-2L, RB (Acquired 08/05/14; Cost $18,103,094) (f)	4.24%	09/15/37	44,302	10,782,110
Series 2007, Class A-2T, RB (Acquired 08/05/14; Cost $10,544,678) (f)	4.37%	09/15/37	25,805	6,244,817
				17,026,927

Oregon–0.22%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (d)	7.50%	09/01/27	1,600	795,856
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (i)	5.25%	07/01/29	7,845	8,187,905
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	250	275,535
Series 2012, Ref. RB	6.00%	05/15/42	1,990	2,200,443
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,585,432
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	1,000	1,106,450
				16,151,621

Pennsylvania–2.25%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,325,994
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,351,163
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (i)	6.13%	11/01/34	4,420	4,481,526

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (g)(h)	7.13%	07/01/19	$2,145	$2,637,578
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	264,397
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	522,530
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	961,778
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB	6.25%	12/15/27	1,000	1,041,600
Series 2007 A, RB	6.38%	12/15/37	1,500	1,551,375
Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,407,441
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,372,720
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	8,586,320
Series 2012, Ref. RB	5.25%	01/01/41	3,000	3,110,490
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (g)(h)	5.00%	01/01/17	8,080	8,603,342
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,076,350
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,062,640
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,358,007
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (j)	6.00%	09/01/36	8,500	5,100,085
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	3,430	3,549,776
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/44	5,464	5,471,404
Series 2014 B, Conv. CAB RB (c)	7.50%	02/01/44	1,379	385,487
Series 2014 C, RB (e)	0.00%	02/01/44	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,605	7,881,290
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/45	2,020	2,123,505
Series 2015, Ref. Health System RB	5.25%	01/15/46	4,000	4,189,040
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,887,040
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace); Series 1999, Health Care RB	7.13%	10/01/29	2,955	2,961,383
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,425,000) (f)	6.50%	10/01/32	1,425	1,447,985
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (a)	5.00%	06/15/34	15,450	17,220,570
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (f)(i)	5.50%	11/01/44	4,000	4,106,600
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (i)	6.00%	06/01/31	15,000	15,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,287,833
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (c)	6.00%	12/01/37	7,000	4,042,920
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	3,320	3,330,823
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,064
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	5,500	6,254,105
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,073,610
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,148,592
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	542,625
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,659,780

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.50%	06/15/33	$2,000	$2,110,820
Series 2013, RB (f)	6.75%	06/15/43	8,000	8,494,560
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (i)	6.50%	01/01/38	4,300	4,621,984
				165,642,173

Puerto Rico–2.40%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (e)	0.00%	05/15/50	195,980	16,142,873
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB (k)	1.05%	07/01/17	8,320	4,868,864
Puerto Rico (Commonwealth of) Government Development Bank; Series 2014 B-1A, Sr. TRAN (f)	7.75%	06/30/15	21,450	21,235,715
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 AA-2, Ref. Highway RB	5.30%	07/01/35	5,000	3,728,950
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	63,565	53,594,194
Puerto Rico Sales Tax Financing Corp.; First Sr. Series 2009 C, RB	5.75%	08/01/57	48,795	34,816,208
First Subseries 2010 C, RB	5.25%	08/01/41	7,000	4,246,760
Series 2007 A, CAB RB (e)	0.00%	08/01/56	135,000	7,711,200
Series 2011 C, RB	5.25%	08/01/40	43,540	30,894,242
				177,239,006

Rhode Island–0.47%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,605	2,605,573
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,851,250
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.25%	05/15/30	2,000	2,299,900
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	26,000	26,595,920
				34,352,643

South Carolina–0.28%

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	795	795,692
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,251,025
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/34	1,000	1,095,610
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,556,340
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	1,027,000
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	2,055,080
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,453,762
Series 2012, Ref. RB	6.00%	11/15/42	4,777	4,725,271
Series 2012, Ref. RB	6.00%	11/15/47	3,514	3,461,002
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	2,383	236,899
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	1,742	173,119
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	611	60,743
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,515,400
				20,406,943

Tennessee–0.50%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,860
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS-AGM) (b)(p)	0.13%	06/01/42	4,000	4,000,000
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/47	14,000	14,236,320
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	12,655	15,249,148
				36,490,328

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–11.10%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (i)(j)	6.50%	11/01/29	$9,265	$3,607,328
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,839,950
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	2,000	2,136,340
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/34	5,060	5,256,581
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,255,120
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (i)	7.00%	01/01/39	3,920	3,922,862
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB	5.25%	07/01/32	7,100	7,279,062
Series 2012, Ref. RB	5.50%	07/01/42	10,910	11,225,190
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,587,587
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/28	700	685,013
Series 2015, Special Assessment RB	5.50%	09/01/32	250	243,728
Series 2015, Special Assessment RB	5.88%	09/01/40	1,000	970,470
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	17,500	21,219,100
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,270,854
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,787,000
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,474,752
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/53	10,000	11,016,900
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (c)	5.85%	10/01/48	17,000	12,899,770
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	43,260	46,873,940
Series 2013 B, Sub. Tier Toll RB (a)	5.25%	10/01/51	24,405	27,152,271
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	460	471,601
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	690,134
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,267,796
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	0.00%	07/01/17	610	29,353
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	0.00%	01/01/20	345	16,601
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	0.00%	01/01/34	3,595	172,991
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,260
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	5,100	5,181,855
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (d)	7.75%	11/15/29	4,910	491
Series 2009 A, RB (d)	7.75%	11/15/44	15,345	1,535
Series 2009 B, RB (d)	6.38%	11/15/19	1,210	121
HFDC of Central Texas, Inc. (Village at Gleannloch Farms); Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,800	4,875,456
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	15,265	15,422,382
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,425,477
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/33	2,500	2,561,800
Series 2008, RB	6.00%	02/15/38	5,155	5,265,369
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (i)	6.63%	07/15/38	14,000	16,296,980
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (i)	5.00%	07/01/29	11,750	12,455,470
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/23	6,580	7,259,122
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/24	3,670	4,041,771
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/25	6,800	7,488,840
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/26	3,000	3,303,900
Series 2011 A, Ref. First Lien Utility System RB (a)	5.25%	11/15/31	18,360	21,514,064
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/30	13,000	13,756,600
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/35	13,500	14,069,160

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	$500	$615,790
Series 2011 A, RB	6.88%	05/15/41	790	986,860
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,650,696
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2008 A, RB (h)	6.25%	02/15/17	540	571,277
Series 2008 A, RB (g)(h)	7.13%	02/15/17	2,000	2,210,440
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (g)(h)	6.25%	08/15/19	1,210	1,441,509
Series 2009 A, RB (g)(h)	6.38%	08/15/19	7,225	8,643,990
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/47	50,000	9,793,500
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/48	71,355	13,120,044
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/37	4,070	1,562,839
Lone Star College System; Series 2009, Limited Tax GO Bonds (a)	5.00%	08/15/34	23,200	26,023,208
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,573,950
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,244,440
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/28	500	493,325
Series 2015, Special Assessment RB	5.38%	09/15/35	400	393,176
Series 2015, Special Assessment RB	5.50%	09/15/40	400	392,464
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,508,175
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	4,325	4,860,911
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	6,345,388
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/47	2,100	2,273,523
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(b)	5.75%	01/01/48	30,545	33,762,916
Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/37	15,500	5,493,045
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,020	2,416,000
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.88%	09/01/18	805	927,513
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/29	570	642,111
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,184,197
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/34	2,250	2,630,970
Series 2014 A, Retirement Facility RB	7.75%	11/15/44	3,600	4,231,908
Series 2014 A, Retirement Facility RB	8.00%	11/15/49	5,000	5,957,150
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	6,634,262
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	12,402,590
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (d)	5.45%	11/15/38	2,100	0
Series 2013, Retirement Facility RB (d)	5.75%	11/15/39	1,730	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/46	6,130	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/46	1,323	0
Series 2013, Retirement Facility RB (d)	6.15%	11/15/49	2,968	0
Series 2013, Retirement Facility RB (d)	6.25%	05/09/53	673	0
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (b)(i)	5.00%	07/15/39	10,000	10,001,100
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,176,380
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (i)	8.00%	07/01/38	39,000	43,926,090
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,087,510
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,232,686

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Sr. Retirement Facility RB	5.63%	11/15/27	$1,500	$1,544,850
Series 2007, Sr. Retirement Facility RB	5.75%	11/15/37	2,500	2,557,650
Series 2014, Retirement Facility RB	5.63%	11/15/41	3,250	3,366,220
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.25%	02/15/17	605	619,211
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,535,310
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,629,536
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	14,053,065
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	85	85,271
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	7.75%	11/15/19	650	646,022
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	3,125	3,051,844
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	6,779,920
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	13,000	12,677,080
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	1,775	1,769,089
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,142,729
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,139,872
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	9,570	9,516,982
Series 2009 B, Retirement Facility RB (g)	7.75%	11/15/16	1,400	1,384,460
Series 2009 C-1, TEMPS-80SM Retirement Facility RB	7.50%	11/15/16	2,665	2,655,060
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (i)	6.90%	07/02/24	250	257,265
Texas (State of) Water Development Board; Series 2008 A, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/25	15,000	16,280,100
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/28	11,425	12,377,274
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/29	5,000	5,404,500
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	10,000	12,136,300
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/31	15,000	16,376,400
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	34,575	41,640,747
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	15,869,274
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (i)	6.75%	06/30/43	18,450	22,354,573
Series 2013, Sr. Lien RB (i)	7.00%	12/31/38	4,000	4,950,640
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,085,530
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (g)(h)	6.88%	02/15/20	1,455	1,796,707
Series 2010 A, Education RB (g)(h)	7.13%	02/15/20	1,810	2,255,495
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (f)	7.00%	12/01/34	3,415	3,344,002
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,448,364
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,921,925
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,300	5,464,565
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	517,638
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,473,987
				818,294,337

Utah–0.39%

Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB (p)	0.07%	05/15/37	350	350,000
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,240	2,261,459

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB	5.35%	07/15/17	$420	$428,921
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,714,013
Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,394,860
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	6,979,409
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,761,655
Series 2010 A, Charter School RB	5.63%	07/15/40	710	758,905
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,365,838
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,721,300
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/22	855	923,109
Series 2012, RB	6.30%	07/15/32	850	928,064
Series 2012, RB	6.55%	07/15/42	2,000	2,205,360
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,580	3,586,695
				28,379,588

Vermont–0.04%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,750	2,863,850
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/22	40	40,836
Series 2002 A, RB	6.50%	06/15/32	175	178,118
				3,082,804

Virgin Islands–0.07%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,109,885

Virginia–2.04%

Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB (l)	4.95%	03/01/25	1,280	826,598
Series 2003 B, Special Assessment RB (l)	5.06%	03/01/34	7,041	4,547,852
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (d)	6.25%	03/01/37	9,500	5,224,715
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	4,312,400
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,554,825
New Port Community Development Authority; Series 2006, Special Assessment RB	5.50%	09/01/26	850	497,216
Series 2006, Special Assessment RB	5.60%	09/01/36	2,481	1,431,463
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,178,134
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,338,835
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,554,477
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	16,370	17,323,061
Series 2012 B, Sr. Lien Toll Road CAB RB (e)	0.00%	07/01/36	5,310	1,914,414
Series 2012 B, Sr. Lien Toll Road CAB RB (e)	0.00%	07/01/38	6,250	2,027,875
The Farms of New Kent Community Development Authority; Series 2006 B, Special Assessment RB (l)	2.73%	03/01/36	7,000	1,750,280
Series 2006 C, Special Assessment RB (l)	2.90%	03/01/36	7,250	1,812,718
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/42	26,975	29,380,631
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	01/01/40	45,550	47,837,977

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	$5,000	$5,775,450
				150,288,921

Washington–2.47%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	6,720	7,057,277
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	8,154,400
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,002,060
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,640,400
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	548,520
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,395,400
King (County of); Series 2011 B, Ref. Sewer RB (a)	5.00%	01/01/34	38,540	43,062,284
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,012,800
Series 2007, RB	6.25%	12/01/28	3,645	3,674,306
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (i)	5.00%	04/01/30	19,500	20,339,670
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,353,775
Series 2010, RB	5.75%	12/01/35	6,000	6,681,840
Series 2010, RB	6.00%	12/01/30	3,160	3,700,739
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (g)(h)	7.00%	07/01/19	9,145	11,216,068
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (g)(h)	7.38%	03/01/19	11,300	13,829,053
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,661,939
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)	6.20%	01/01/36	19,025	19,948,283
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	02/01/29	18,450	20,635,402
				181,914,216

West Virginia–0.60%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (i)	5.50%	10/15/37	5,250	5,522,895
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,025	840,746
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,218,975
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/08; Cost $988,497) (f)	7.00%	06/01/35	1,000	508,340
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	6,346,871
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,500	1,602,960
Series 2008, RB	6.50%	10/01/38	14,000	14,650,300
Series 2008, RB	6.75%	10/01/43	13,150	13,850,501
				44,541,588

Wisconsin–1.19%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (d)	5.50%	08/01/22	300	122,997
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.25%	04/01/30	8,000	8,153,920
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/49	2,500	2,682,725
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (i)	5.75%	11/01/37	4,000	4,311,440
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/28	900	968,850
Series 2008, RB	7.25%	06/01/38	1,000	1,071,360
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.00%	12/01/24	130	129,986
Series 2004, RB	6.13%	12/01/34	4,400	4,346,760

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/18	$690	$691,780
Series 1998, RB	5.75%	10/01/28	2,485	2,488,255
Series 1998, Special Term RB	5.90%	10/01/28	335	335,479
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/39	2,635	2,772,837
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.25%	09/15/29	4,000	4,671,040
Series 2009 A, RB	7.63%	09/15/39	1,000	1,177,920
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2010, RB	7.00%	08/01/33	2,000	2,089,980
Series 2012, RB	5.75%	08/01/35	3,215	3,310,035
Series 2012, RB	5.88%	08/01/42	2,660	2,742,673
Series 2013, RB	7.00%	08/01/43	6,500	7,017,920
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	560	629,854
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,209,239
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,817,747
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,694,560
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,470,704
Series 2015, Ref. RB	5.88%	04/01/45	5,000	4,896,200
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/22	710	787,589
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,590,847
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,402,193
				87,584,890

Wyoming–0.10%

West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,267,649
Series 2011 A, RB	7.00%	06/01/40	4,890	5,713,183
				6,980,832
Total Municipal Obligations (Cost $7,744,609,783)				8,051,629,993

Bonds and Notes–0.00%

Texas–0.00%

Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/13; Cost $0) (f)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS(q)–109.22% (Cost $7,744,609,783)				8,051,629,993
FLOATING RATE NOTE OBLIGATIONS–(10.66)%
Notes with interest and fee rates ranging from 0.61% to 0.92% at 05/31/15 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1D)(r)				(785,515,000)
OTHER ASSETS LESS LIABILITIES–1.44%				106,029,526
NET ASSETS–100.00%				$7,372,144,519

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	MFH	—Multi-Family Housing
AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGM	—Assured Guaranty Municipal Corp.	PCR	—Pollution Control Revenue Bonds
AMBAC	—American Municipal Bond Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
BHAC	—Berkshire Hathaway Assurance Corp.	RAC	—Revenue Anticipation Certificates
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
CEP	—Credit Enhancement Provider	Ref.	—Refunding
Connie Lee	—Connie Lee Insurance Co.	RN	—Revenue Notes
Conv.	—Convertible	Sec.	—Secured
COP	—Certificates of Participation	SGI	—Syncora Guarantee, Inc.
Ctfs.	—Certificates	Sr.	—Senior
FGIC	—Financial Guaranty Insurance Co.	Sub.	—Subordinated
GNMA	—Government National Mortgage Association	TEMPS	—Tax-Exempt Mandatory Paydown Securities
GO	—General Obligation	TRAN	—Tax and Revenue Anticipation Notes
IDR	—Industrial Development Revenue Bonds	VRD	—Variable Rate Demand
INS	—Insurer	Wts.	—Warrants
Jr.	—Junior

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2015 was $53,940,178, which represented less than 1% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $546,735,962 which represented 7.42% of the Fund’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security subject to the alternative minimum tax.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $21,110,460, which represented less than 1% of the Fund’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun. The aggregate value of these securities at May 31, 2015 was $29,703,160, which represented less than 1% of the Fund’s Net Assets.

(m)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2015 was $218,949, which represented less than 1% of the Fund’s Net Assets.

(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(o)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,505,800 which represents less than 1% of the Fund’s Net Assets.

(p)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $1,348,028,836 are held by TOB Trusts and serve as collateral for the $785,515,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco High Yield Municipal Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$8,051,629,993	$0	$8,051,629,993
Bonds and Notes	—	—	0	0
Total Investments	$—	$8,051,629,993	$0	$8,051,629,993

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $375,303,408 and $309,090,359, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$577,754,961
Aggregate unrealized (depreciation) of investment securities	(300,270,275)
Net unrealized appreciation of investment securities	$277,484,686
Cost of investments for tax purposes is $7,774,145,307.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-ITMI-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.86%

Alabama–0.68%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/25	$1,500	$1,782,150
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/28	1,500	1,732,500
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	2,250	2,573,798
				6,088,448

Alaska–0.64%

Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (b)(c)	5.00%	09/01/18	245	275,451
Series 2009, RB	5.00%	09/01/22	5	5,565
Series 2009, RB (b)(c)	5.25%	09/01/18	390	441,581
Series 2009, RB	5.25%	09/01/24	10	11,183
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,701,038
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,141,650
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,157,810
				5,734,278

Arizona–3.07%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/32	3,400	3,773,082
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,243,280
Navajo County Pollution Control Corp.; Series 2009 E, PCR (c)	5.75%	06/01/16	1,000	1,049,490
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/24	2,025	2,091,238
Series 2014, Ref. RB	5.25%	11/15/29	2,105	2,129,208
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	445	433,710
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	5.75%	07/01/24	1,000	1,096,270
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,310,110
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/24	640	667,482
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	720,450
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (e)	6.38%	12/01/18	312	323,862
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (b)	5.25%	12/01/18	500	554,015
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,131,570
University Medical Center Corp.; Series 2009, Hospital RB (b)	5.25%	07/01/17	1,000	1,091,670
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/20	700	748,006
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/21	485	521,234
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/22	570	614,865
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/23	825	891,569
Series 2013 B, Unlimited Tax GO Bonds (d)	5.00%	07/15/23	560	605,186
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,307,820
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/25	1,000	1,148,420
				27,452,537

Arkansas–0.17%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/28	1,345	1,514,564

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–10.17%

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	$2,000	$2,101,260
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,662,975
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/18	720	754,474
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/27	7,000	7,727,860
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	1,715	1,881,715
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/24	500	523,055
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55 SM RB	2.40%	10/01/20	1,250	1,250,150
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(f)	1.05%	05/01/17	4,000	4,013,000
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/29	3,000	3,292,860
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,705	2,011,150
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (d)	6.25%	11/15/19	600	659,220
California (State of); Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (f)	1.25%	05/01/20	2,000	2,042,100
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	933,817
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,175,610
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (c)	5.00%	01/15/20	5,000	5,515,600
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,162,830
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,190	3,103,423
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	2,000	1,673,140
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,349,020
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	517,693
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	518,638
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	438,353
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	441,476
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	588,355
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	1,026,830
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	387,199
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	567,682
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax	5.00%	09/01/28	2,300	2,526,987
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,701,984
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/18	100	108,242
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,147,980
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/16	1,880	1,865,787
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	672,727
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	520,758
Regents of the University of California; Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/19	795	936,462
Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/19	1,185	1,395,859
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,761,000
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,237,300
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,172,100
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (e)	5.00%	07/01/23	700	829,976
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (e)	5.00%	05/01/23	2,000	2,280,380

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/20	$1,085	$1,233,027
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,134,880
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	611,350
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	840,127
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	453,669
San Jose (City of); Series 2011 A-1, Airport RB (e)	5.25%	03/01/26	2,000	2,248,740
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,768,854
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,143,784
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,336,572
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,325,680
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)	3.20%	06/01/20	5,000	5,004,500
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,281,200
				90,859,410

Colorado–1.06%

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (d)	5.13%	07/01/34	750	791,205
Series 2014, Ref. & Improvement Charter School RB (d)	4.13%	07/01/24	500	520,090
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/22	750	840,270
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,145,220
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,238,700
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	559,235
Denver (City & County of); Series 2012 A, Airport System RB (e)	5.00%	11/15/22	500	583,125
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,121,693
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	539,790
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.50%	06/01/19	1,000	1,166,600
				9,505,928

Connecticut–0.41%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,000	1,136,850
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (f)	0.52%	03/01/18	2,500	2,483,250
				3,620,100

Delaware–0.06%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	513,705

District of Columbia–0.88%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	2,090,780
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,435,670
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,304,050
				7,830,500

Florida–4.56%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	1,750	1,815,152

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	$565	$628,625
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	488,167
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	417,874
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,140,730
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,166,260
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,310,140
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (d)	7.25%	05/15/26	1,215	1,417,176
Series 2014 B-2, TEMPS-70 SM Continuing Care Community RB (d)	6.50%	05/15/20	1,000	1,001,510
Florida (State of) Board of Education;
Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	1,265	1,282,874
Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	1,235	1,252,648
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,301,800
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,150,900
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (c)	6.50%	11/17/15	3,000	3,088,170
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/24	1,990	2,189,637
Series 2012, RB	5.50%	11/15/32	1,670	1,832,775
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	479,715
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,356,380
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	440	441,104
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,172,830
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	4,000	4,418,600
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,349,950
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	1,000	1,089,140
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/18	1,000	1,110,180
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,022,060
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	928,656
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/22	750	803,948
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(e)	5.00%	10/01/18	1,000	1,111,810
				40,768,811

Georgia–0.53%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	670	785,320
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,204,728
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,657,215
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,112,100
				4,759,363

Guam–1.05%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,092,780
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,123,340
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.00%	10/01/23	3,000	3,369,810
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,753,485
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	2,010,794
				9,350,209

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.61%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	$1,000	$1,083,560
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (e)	5.00%	08/01/21	550	627,726
Series 2013, Lease Revenue COP (e)	5.00%	08/01/22	2,000	2,304,160
Series 2013, Lease Revenue COP (e)	5.00%	08/01/23	1,250	1,443,838
				5,459,284

Idaho–0.06%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	577,855

Illinois–11.00%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,019,020
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,641,735
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, COP (d)	6.84%	03/15/33	2,400	2,401,104
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP (d)	7.00%	01/15/29	1,462	1,500,017
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	978	981,086
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/27	1,000	1,138,680
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,000	1,146,500
Series 2014 A, Ref. Second Lien RB (e)	5.00%	01/01/23	3,000	3,439,500
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	720	720,626
Chicago (City of) Board of Education; Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,056,167
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (c)(f)	0.93%	06/02/18	2,200	1,996,830
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/24	3,000	3,471,270
Series 2015 C, Limited Tax GO Green Bonds (h)	5.00%	12/01/27	7,000	8,287,020
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,324,542
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,172,211
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,083,280
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/24	1,795	1,804,872
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	750	805,523
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	359	371,587
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.13%	11/01/18	1,000	1,160,290
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,135,790
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/26	1,000	1,087,820
Series 2014 A, RB	5.00%	09/01/28	1,250	1,338,662
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	887,993
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	999,513
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,299,526
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	418,304
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (i)	6.00%	08/15/22	750	668
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	1,930	2,081,486
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	1,991,247
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65 SM RB	7.00%	11/15/15	1,805	1,137,150
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,630,291
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/24	550	563,970
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,208,040
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (h)	5.00%	12/15/20	5,000	5,645,650
Series 2012 B, RB (h)	5.00%	06/15/23	3,500	3,956,820
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (h)	5.00%	01/01/24	12,500	14,859,125

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/22	$1,250	$1,391,512
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,164,680
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/22	2,000	2,162,180
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (b)(g)	0.00%	12/01/21	330	290,578
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/20	2,900	2,499,858
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,487,110
Series 2010, RB	5.38%	06/01/21	525	613,904
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,828,705
				98,202,442

Indiana–6.44%

Carmel (City of) Redevelopment Authority; Series 2006, RB (b)(c)	5.00%	07/01/16	1,000	1,048,860
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, RB (b)(c)	5.50%	03/01/17	325	352,164
Series 2007, RB	5.50%	03/01/22	175	186,291
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (e)	5.25%	09/01/28	1,980	2,236,786
Series 2014, Tax-Exempt RB (e)	5.25%	09/01/29	2,000	2,245,960
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,050,700
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, Economic Development RB (c)(e)(f)	0.40%	09/01/15	3,000	3,000,000
Series 2010 B, Economic Development RB (c)(f)	0.30%	09/01/15	9,000	9,000,000
Series 2012, Economic Development RB (c)(e)(f)	0.40%	09/01/15	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	398,551
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	217,120
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	175	189,712
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/16	1,695	1,676,236
Series 2005 A-3, VRD Lease Appropriation (j)	0.10%	02/01/35	1,600	1,600,000
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	562,465
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (e)	5.10%	01/15/17	760	810,061
Merrillville Multi-School Building Corp.; Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,346,461
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,396,217
Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/17	2,000	1,956,840
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/18	3,000	2,863,080
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/19	1,850	1,715,616
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,465,866
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,475,520
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	5.88%	01/01/24	1,500	1,724,430
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (c)	1.85%	10/01/19	6,000	6,001,860
Series 2014, Environmental Facilities Floating Rate RB (c)(e)(f)	0.85%	12/02/19	7,000	6,969,270
				57,490,066

Iowa–1.60%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/23	1,000	1,096,590
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,484,311
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	500	539,115
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,118,180

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/22	$1,905	$2,085,403
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,303,944
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,775	1,860,946
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (e)	5.50%	12/01/25	3,515	3,796,481
				14,284,970

Kansas–0.78%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	2,907,439
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,150,770
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	511,325
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,099,620
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,265,047
				6,934,201

Kentucky–0.76%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,108,400
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,098,460
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/28	1,260	1,427,794
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/27	1,620	1,858,885
Kentucky Housing Corp.; Series 2008 A, RB (e)	5.00%	01/01/23	190	196,584
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,099,700
				6,789,823

Louisiana–2.52%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	593	207,615
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,162,190
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,223,400
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (d)(e)	7.00%	07/01/24	2,000	2,017,460
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,043,710
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,127,950
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,346,977
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	557,390
Series 2015 B, RB (e)	5.00%	01/01/27	1,750	1,997,433
Series 2015 B, RB (e)	5.00%	01/01/29	1,805	2,027,015
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/26	1,250	1,440,525
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/24	1,250	1,331,413
Series 2015, Ref. RB	5.25%	11/15/29	1,250	1,303,450
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,675,750
				22,462,278

Maryland–1.46%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,163,840
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,102,030

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/23	$335	$402,938
Series 2011, RB	6.00%	07/01/25	200	238,808
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	263,490
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,417,150
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,476,733
				13,064,989

Massachusetts–0.34%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	721,058
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/19	1,500	1,758,525
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (i)	5.85%	01/15/18	300	765
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	558,455
				3,038,803

Michigan–5.32%

Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,425	1,484,009
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,558,699
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/23	500	497,935
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,585,772
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,468,388
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,365,243
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,102,890
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	5,000	5,473,400
Series 2014-D-2, Water Supply Ref. Senior Lien RB (INS-AGM) (a)	5.00%	07/01/26	7,500	8,531,925
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate RB (c)(f)	0.88%	10/15/20	5,000	5,006,800
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate RB (c)(f)	0.67%	12/01/20	5,000	4,990,150
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (c)(f)	0.53%	04/02/18	3,215	3,215,000
Traverse City Area Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,478,089
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,520,449
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,494,497
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (e)	5.00%	12/01/28	2,500	2,739,300
				47,512,546

Minnesota–0.43%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	578,060
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/17	120	119,363
Series 2014, RB	2.60%	12/01/18	120	119,323
Series 2014, RB	2.90%	12/01/19	455	452,525
Series 2014, RB	3.15%	12/01/20	620	618,803
Series 2014, RB	3.60%	12/01/21	225	226,247
Series 2014, RB	4.00%	12/01/22	265	269,645
Series 2014, RB	4.00%	12/01/23	200	201,148
Series 2014, RB	4.00%	12/01/24	175	175,688
Series 2014, RB	5.00%	12/01/29	1,000	1,041,460
				3,802,262

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.09%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	$840	$845,023

Missouri–2.23%

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/24	500	494,440
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,501,980
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	593,250
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,186,260
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,351,680
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,268,900
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,205	3,384,800
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	115	118,678
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/29	2,000	2,270,040
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/27	1,500	1,748,490
Series 2015 A, Ref. Power Project RB	5.00%	12/01/27	640	744,217
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	526,835
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	367,370
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,579,564
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	263,405
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	547,085
				19,946,994

Nebraska–1.01%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,000	5,506,950
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/22	720	772,776
Series 2012, Ref. RB	5.00%	11/01/23	500	566,115
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	634,122
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,572,780
				9,052,743

Nevada–1.21%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,090,970
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/19	1,020	1,145,521
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/20	1,000	1,138,490
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (c)(d)(e)	5.63%	06/01/18	1,100	1,207,976
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,012,832
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,526,846
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,136,700
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds (b)(c)	4.75%	06/01/18	1,405	1,558,553
				10,817,888

New Hampshire–0.30%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,053,930
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,600,395
				2,654,325

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–4.29%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (c)(e)	2.50%	12/01/17	$500	$518,385
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (e)	5.00%	12/01/24	2,000	2,246,660
Monmouth (County of) Improvement Authority; Series 2007, Governmental Loan RB (b)	5.00%	12/01/16	5	5,339
Series 2007, Governmental Loan RB (b)	5.00%	12/01/17	10	11,024
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,005	1,061,230
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	1,990	2,145,817
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	1,800	1,804,050
Series 2012 C, RB	5.00%	07/01/32	475	436,535
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.00%	07/01/21	425	490,756
Series 2013, Private Activity RB (e)	5.00%	01/01/28	1,000	1,113,160
Series 2013, Private Activity RB (e)	5.50%	01/01/26	1,390	1,626,675
Series 2013, Private Activity RB (e)	5.50%	01/01/27	1,130	1,308,619
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,257,700
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,697,430
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,227,340
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (b)	5.25%	07/01/20	1,000	1,175,290
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	80	80,315
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (c)(f)	0.78%	01/01/18	2,000	2,012,620
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,146,080
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/23	5,000	5,605,400
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	6,890	6,904,400
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	2,810	2,405,444
				38,280,269

New Mexico–1.55%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/20	1,700	1,897,744
Jicarilla Apache Nation; Series 2003 A, RB (d)	5.50%	09/01/23	1,000	999,640
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,365,623
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	2,700	2,796,579
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	610	640,878
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)(c)	6.00%	08/01/18	1,000	1,151,870
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (c)(f)	0.87%	08/01/19	5,000	5,003,650
				13,855,984

New York–3.24%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB (b)(c)	5.75%	11/15/17	500	558,605
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,085,810
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,135,490
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (d)(e)	3.75%	01/01/20	1,000	1,033,730
Series 2014, Ref. Waste Disposal RB (d)(e)	4.50%	01/01/25	1,000	1,071,150
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (c)(f)	0.78%	11/01/18	5,000	5,016,550
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/34	4,000	4,433,960

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	$1,000	$1,136,900
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	215,324
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	218,568
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/21	1,000	1,128,290
New York (City of); Series 2014 I-2, VRD Unlimited Tax GO Bonds (j)	0.09%	03/01/40	5,850	5,850,000
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (f)	0.65%	08/01/25	3,000	2,997,510
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,008,060
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/20	5	5,016
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/22	1,000	1,069,030
				28,963,993

North Carolina–1.14%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (e)	5.00%	06/30/26	1,700	1,895,194
Series 2015, RB (e)	5.00%	06/30/27	1,215	1,341,967
Series 2015, RB (e)	5.00%	06/30/29	1,340	1,457,357
Series 2015, RB (e)	5.00%	06/30/30	705	764,234
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,182,750
Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	880	947,778
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,834,866
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	505,130
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	261,960
				10,191,236

North Dakota–0.18%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	210	212,961
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,360,328
				1,573,289

Ohio–2.34%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (i)	6.25%	09/01/20	415	199,125
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,423,975
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,333,449
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,707,204
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,059,155
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	5.75%	01/01/24	1,000	1,071,260
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	949,020
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,749,705
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (c)(f)	0.84%	08/01/19	2,000	1,988,000
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	620	668,620
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (c)	3.75%	12/03/18	3,500	3,674,475
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,208,980
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	5.88%	06/01/16	865	904,314
				20,937,282

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.02%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/17	$170	$178,512

Oregon–0.37%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,095,830
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,237,220
				3,333,050

Other State–0.61%

Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(e)	5.00%	06/01/25	5,000	5,437,750

Pennsylvania–4.95%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(e)	5.00%	01/01/16	1,000	1,027,150
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,350,910
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	507,780
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/22	750	811,537
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,355,835
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,085,257
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/18	700	650,251
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/19	250	225,463
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/20	1,980	2,068,110
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	340	360,964
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,170,240
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (c)(e)	2.70%	04/01/20	4,380	4,399,710
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,587,000
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges FINCO LP); Series 2015, RB (e)	5.00%	12/31/27	5,965	6,699,411
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (c)	2.55%	12/03/18	1,500	1,514,355
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (f)	1.25%	12/01/19	2,000	2,023,000
Series 2014 B-1, Ref. Floating Rate RB (f)	1.08%	12/01/21	5,000	5,019,950
Series 2015 A-2, Ref. Floating Rate RB (f)	0.75%	12/01/18	6,455	6,458,550
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	753,008
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,121,010
				44,189,491

Rhode Island–0.86%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,161,040
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/26	1,375	1,582,529
Series 2015 A, Ref. RB	5.00%	06/01/27	900	1,018,557
Series 2015 A, Ref. RB	5.00%	06/01/28	1,080	1,208,099
Series 2015 B, Ref. RB	2.25%	06/01/41	2,700	2,708,208
				7,678,433

South Carolina–1.77%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,212,557
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,086,670
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,261,800

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	$1,000	$1,117,020
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,087,820
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,319,350
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,686,544
				15,771,761

South Dakota–0.14%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	605	688,780
Series 2010, RB	5.00%	09/01/22	500	563,590
				1,252,370

Tennessee–1.50%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/15	60	60,439
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	06/01/15	700	699,993
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	844,520
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	558,015
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS-AGM) (a)(j)	0.13%	06/01/42	4,000	4,000,000
Series 2008 C, RB	5.25%	06/01/18	1,000	1,107,980
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/29	650	683,124
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	225	232,252
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,539,153
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,671,920
				13,397,396

Texas–14.28%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,000	1,020,720
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/24	300	310,524
Series 2014 A, Education RB	6.63%	03/01/29	1,000	1,049,170
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,722,525
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,370,584
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/23	1,670	1,874,692
Series 2005 A, RB	5.50%	04/01/25	1,610	1,788,452
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,495,462
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,654,905
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	35	35,141
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (e)	5.25%	11/01/26	2,000	2,344,840
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/22	150	167,043
Series 2014 A, Ref. RB	5.00%	09/01/23	150	166,458
Series 2014 A, Ref. RB	5.00%	09/01/24	265	293,530
Series 2014 A, Ref. RB	5.25%	09/01/29	1,000	1,089,380
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,603,193
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,735,840

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/21	$1,250	$1,434,275
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/23	2,610	3,009,487
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,370,580
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,126,787
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (f)	0.85%	06/01/20	2,000	1,973,620
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (c)(f)	0.98%	06/01/20	5,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,627,470
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.00%	12/01/18	500	598,745
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,172,007
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,754,675
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	351,124
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	514,260
Houston (City of); Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,036,010
Series 2011 A, Ref. Sub Lien Airport System RB (e)	5.00%	07/01/25	1,000	1,127,430
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(f)	0.85%	06/01/17	9,000	8,983,260
Series 2015 C, Ref. Airport System RB (e)	5.00%	07/15/20	5,000	5,314,300
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	720	818,410
Series 2012 A, RB	4.00%	02/15/22	565	593,821
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate GO Unlimited Tax Bonds (CEP-Texas Permanent School Fund) (c)(f)	0.67%	08/15/19	3,000	3,008,910
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/24	350	372,467
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,791,344
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	4.00%	01/01/16	420	424,036
Series 2014, Retirement Facilities RB	5.25%	01/01/29	1,500	1,558,920
Series 2014, Retirement Facilities RB	5.50%	01/01/35	1,400	1,450,582
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/29	620	671,677
North Texas Tollway Authority; Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/18	875	983,290
Series 2008, Ref. First Tier RB	6.00%	01/01/23	125	138,993
Series 2014 C, Ref. Floating Rate First Tier RB (c)(f)	0.77%	01/01/20	5,000	4,969,450
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 B-1, TEMPS-75 SM Retirement Facility RB	6.13%	11/15/20	500	504,215
Series 2014 B-2, TEMPS-50 SM Retirement Facility RB	5.00%	11/15/19	750	751,222
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	517,670
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,000	1,153,870
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/18	435	502,747
Series 2009, Ref. RB (b)(c)	5.75%	11/15/18	565	653,202
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	532,180
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (b)(c)	5.75%	07/01/16	325	327,428
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,045	1,117,920

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75 SM Retirement Facility RB	7.25%	11/15/16	$2,680	$2,671,076
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (c)(f)	0.48%	10/01/18	5,000	4,996,250
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB (b)(c)	5.00%	04/01/16	2,000	2,077,660
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-AMBAC) (b)(g)	0.00%	08/15/18	3,280	3,145,586
Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/18	2,420	2,287,965
Series 2015 C, Ref. Sub. RB	5.00%	08/15/33	5,000	5,482,750
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	12,105	14,690,991
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,995,226
Series 2012, Gas Supply RB	5.00%	12/15/22	500	576,170
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,508,411
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/22	500	522,410
Series 2012 A, Education RB	5.00%	08/15/27	585	606,429
				127,519,767

Utah–0.41%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (b)(g)	0.00%	07/01/17	1,750	1,667,400
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	622,521
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	594,839
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	764,267
				3,649,027

Virgin Islands–0.90%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/22	1,320	1,492,748
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/23	1,000	1,135,580
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,076,510
Series 2012 A, RB (d)	4.00%	10/01/22	2,005	2,074,574
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,224,760
				8,004,172

Virginia–0.79%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	698,166
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	1,014,910
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,136,500
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB (g)	0.00%	07/01/25	600	386,394
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/27	2,500	2,724,525
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	660	732,679
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	384	399,882
				7,093,056

Washington–2.25%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,000	1,170,000
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,109,240
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,273,440
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	100	101,737

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Seattle (City of); Series 2007, Ref. Solid Waste RB (b)(c)	5.00%	02/01/17	$1,555	$1,667,473
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	240	256,855
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	1,994,048
Seattle (Port of) (SEATAC Fuel Facilities LLC); Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/21	650	747,897
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/24	1,560	1,788,244
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,127,080
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/27	500	570,995
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,635,885
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,792,749
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	06/01/16	1,885	1,875,123
				20,110,766

West Virginia–0.43%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	259,265
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (c)(e)	2.25%	09/01/16	3,000	3,029,340
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	534,320
				3,822,925

Wisconsin–1.28%

Milwaukee (County of); Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/22	1,250	1,382,975
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/23	1,000	1,098,430
Public Financing Authority (Rose Villa); Series 2014 B-3, TEMPS-50 SM RB	3.75%	11/15/19	1,000	1,007,230
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	1,370	1,479,285
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)	5.13%	08/15/16	1,000	1,052,580
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/25	1,650	1,877,882
Series 2012, RB	5.00%	06/01/26	1,000	1,128,620
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (e)	5.30%	09/01/23	390	406,988
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	950	966,416
Series 2015, Ref. RB	5.00%	04/01/25	1,000	997,660
				11,398,066

Wyoming–0.12%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,101,780
TOTAL INVESTMENTS(k)–102.86% (Cost $879,556,142)				918,674,720
FLOATING RATE NOTE OBLIGATIONS–(2.75)%
Notes with interest and fee rates ranging from 0.61% to 0.75% at 05/31/15 and contractual maturities of collateral ranging from 12/15/20 to 12/01/27 (See Note 1D) (l)				(24,525,000)
OTHER ASSETS LESS LIABILITIES–(0.11)%				(1,035,695)
NET ASSETS–100.00%				$893,114,025

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing

AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.

AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds

BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax

CAB	—Capital Appreciation Bonds	RAB	—Revenue Anticipation Bonds

CEP	—Credit Enhancement Provider	RB	—Revenue Bonds

COP	—Certificates of Participation	Ref.	—Refunding

Ctfs.	—Certificates	Sec.	—Secured

FHA	—Federal Housing Administration	Sr.	—Senior

FTA	—Federal Transit Administration	Sub.	—Subordinated

GO	—General Obligation	TEMPS	—Tax-Exempt Mandatory Paydown Securities

IDR	—Industrial Development Revenue Bonds	VRD	—Variable Rate Demand

INS	—Insurer	Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $31,816,278, which represented 3.56% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $408,173, which represented less than 1% of the Fund’s Net Assets.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.3%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $42,478,431 are held by TOB Trusts and serve as collateral for the $24,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Intermediate Term Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $41,251,059 and $10,739,020, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,642,799
Aggregate unrealized (depreciation) of investment securities	(2,947,231)
Net unrealized appreciation of investment securities	$38,695,568
Cost of investments for tax purposes is $879,979,152.

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2015
invesco.com/us LTMI-QTR-1 05/15 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.03%

Alabama–1.88%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$1,972,705
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,113,380
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/15	1,930	1,935,346
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/16	2,335	2,406,521
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/17	2,465	2,580,830
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/18	1,985	2,095,366
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/19	1,410	1,508,700
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/20	1,375	1,493,511
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (b)(c)	4.10%	11/03/16	2,000	2,099,420
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/18	3,540	3,857,821
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/19	3,535	3,916,815
Huntsville (City of) Health Care Authority; Series 2010 A, RB	4.50%	06/01/15	1,970	1,970,414
Series 2010 A, RB	5.00%	06/01/18	2,740	2,995,396
				29,946,225

Alaska–0.45%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/19	1,000	1,128,140
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	891,592
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/27	1,135	1,199,434
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,165,320
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/24	650	727,435
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,056,536
				7,168,457

Arizona–1.40%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/18	1,250	1,348,687
Arizona (State of); Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/15	2,000	2,032,700
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/16	3,000	3,180,090
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/18	2,000	2,238,540
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/19	1,000	1,144,650
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/21	2,000	2,266,720
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/22	2,000	2,273,140
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/23	2,000	2,267,220
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/19	1,200	1,349,532
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	07/01/23	1,500	1,699,755
Pima (County of); Series 2010, COP	3.50%	06/01/15	1,200	1,200,228
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/19	500	560,485
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	750	800,693
				22,362,440

California–8.35%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/25	1,520	1,730,550
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (a)	4.00%	09/01/15	345	347,829
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (b)(c)	0.70%	04/01/20	9,000	8,970,120

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (d)(e)	0.05%	05/01/34	$12,300	$12,300,000
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (b)(c)	0.40%	12/01/17	9,000	8,995,770
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,010,420
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 D, Ref. RB (b)	5.00%	10/18/16	6,000	6,371,640
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (f)	5.10%	02/01/19	505	548,652
Series 2010 B, RB (b)(f)	5.50%	02/01/20	1,250	1,491,275
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,250,608
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/17	385	418,464
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/19	325	367,666
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(f)	5.05%	10/01/18	1,500	1,690,515
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(c)	1.05%	05/01/17	6,000	6,019,500
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,198,224
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,192,380
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (c)	1.10%	05/01/19	4,000	4,067,960
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,006,420
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/21	1,500	1,297,395
Golden State Tobacco Securitization Corp.; Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/19	1,000	1,138,700
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/20	1,250	1,448,650
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	1,000	1,174,510
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/17	1,000	969,830
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/20	1,000	887,760
Inland Valley Development Agency; Series 2011 C, Tax Allocation RB (b)(f)	4.50%	03/01/16	2,500	2,579,675
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	607,833
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	484,434
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	1,000	1,135,930
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (b)(f)	5.00%	05/15/18	1,000	1,115,200
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,387,840
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (a)	5.00%	08/01/16	1,000	1,052,440
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/19	2,360	2,683,886
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/20	2,530	2,898,469
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,041,100
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,137,420
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,122,160
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/23	1,300	1,014,299
Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,105,250
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/25	1,500	1,663,800
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,798,419
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,222,360
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,279,420
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,656,570
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	567,430

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	$2,000	$2,312,260
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	4.00%	06/15/18	450	487,179
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/24	1,000	1,053,390
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB (b)(c)	0.48%	03/27/18	2,000	2,000,100
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/22	1,900	1,588,286
Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/23	2,000	1,597,340
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/22	1,500	1,768,065
Series 2015, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,187,580
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/22	1,000	1,164,910
Series 2015, Ref. Special Tax RB	5.00%	09/01/23	650	762,216
Series 2015, Ref. Special Tax RB	5.00%	09/01/24	750	880,770
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	4,355	4,358,919
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,320,970
Series 2009 A, Electric System RB	5.50%	08/01/15	625	630,488
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,321,420
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB (b)(f)	5.13%	09/01/16	1,075	1,139,350
				133,022,016

Colorado–0.81%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (a)	5.00%	12/01/20	1,000	1,102,330
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (b)(f)	6.75%	12/01/18	705	811,208
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (INS-AGM) (a)	5.25%	05/15/26	1,000	1,091,710
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,139,680
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program) (b)(f)	5.00%	12/01/18	160	180,888
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (b)(f)	5.00%	06/01/19	1,000	1,145,430
Glenwood Springs (City of); Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,009,020
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,867,393
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,488,560
				12,836,219

Connecticut–2.06%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,137,160
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/22	2,590	2,849,803
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(c)	0.67%	07/01/19	9,000	9,067,320
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (c)	0.65%	03/01/19	2,000	1,987,500
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/18	7,000	7,792,540
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/18	7,000	7,903,490
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,085,790
				32,823,603

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.17%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/22	$1,000	$1,051,530
Series 2009 A, RB	5.00%	07/01/18	1,540	1,686,670
				2,738,200

District of Columbia–0.50%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	1,390	1,425,598
District of Columbia (Georgetown University); Series 2001 C, University RB (b)	5.25%	04/01/23	2,000	2,225,220
Series 2011, University RB (b)	5.00%	04/01/21	2,055	2,364,401
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB (c)	0.70%	12/01/15	2,000	2,000,020
				8,015,239

Florida–4.69%

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,140,730
Citizens Property Insurance Corp. (High Risk Account); Series 2009 A-1, Sr. Sec. RB (INS-AGC) (a)	5.00%	06/01/16	2,000	2,091,500
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	1,055	1,142,702
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/17	2,000	2,160,880
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,240,560
Series 2015 A, Floating Rate Sr. Sec. RB (c)	1.05%	06/01/20	5,000	5,000,000
Series 2015 A-1, RB	5.00%	06/01/18	1,500	1,629,780
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (b)	2.10%	04/11/19	2,000	2,017,320
Series 2009, Solid Waste Disposal RB (b)	1.40%	12/01/17	2,500	2,501,725
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,239,040
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,932,908
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/18	1,335	1,416,395
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/22	1,485	1,697,934
Series 2015 A, Ref. RB	5.00%	10/01/23	1,000	1,148,930
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	10/01/16	500	522,320
Series 2011 A, RB	4.00%	04/01/17	500	528,535
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB (f)	5.00%	07/01/15	5,250	5,271,892
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/15	1,590	1,615,504
Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/16	1,495	1,580,290
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (h)	4.50%	12/01/20	3,050	3,436,862
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,039,720
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,130,100
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/17	1,900	2,069,423
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/15	1,500	1,524,660
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/16	1,500	1,589,835
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,025,280
Miami (City of); Series 1998, Ref. Parking System RB (INS-NATL) (a)	5.25%	10/01/15	450	456,152
Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/28	750	835,178
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	542,215
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/18	1,000	1,100,670
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/29	2,455	2,777,096
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/26	1,000	1,121,490
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/29	1,000	1,121,180

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/19	$1,350	$1,537,852
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (b)(f)	5.00%	10/01/18	1,500	1,686,495
Series 2008 C, Ref. Water & Sewer System RB (b)(f)	5.13%	10/01/18	1,525	1,720,825
Series 2008 C, Ref. Water & Sewer System RB (b)(f)	5.50%	10/01/18	1,500	1,710,975
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	795,750
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (a)	6.25%	09/01/27	500	558,370
				74,659,073

Georgia–4.75%

Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/19	970	1,080,425
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/17	1,500	1,648,245
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/20	1,500	1,705,500
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/21	1,500	1,693,650
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/27	2,000	2,436,220
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (b)	2.20%	04/02/19	1,000	1,016,450
Series 1994, PCR (b)	2.20%	04/02/19	4,000	4,065,800
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	2,000	2,015,900
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,746,000
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/20	2,500	2,719,775
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,702,300
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (f)	4.00%	11/15/16	2,460	2,585,460
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,097,095
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,241,460
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,279,885
Series 2014 B, Ref. Floating Rate RB (b)(c)	1.05%	02/18/20	7,000	7,006,300
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC (b)(f)	5.00%	08/01/18	900	1,005,318
Series 2008, RAC	5.00%	08/01/20	100	110,831
Series 2008, RAC (b)(f)	5.25%	08/01/18	900	1,012,293
Series 2008, RAC	5.25%	08/01/23	100	110,098
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/29	2,000	2,183,980
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/19	635	688,581
Series 2009, RAC	5.00%	08/01/24	1,260	1,412,372
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/20	2,000	2,125,400
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/21	1,500	1,701,690
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB (b)(c)	0.38%	07/01/17	13,500	13,461,525
Monroe (County of) Development Authority (Georgia Power Company Plant Sherer); Series 1995, PCR (b)	2.00%	06/13/19	3,500	3,572,870
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/16	1,660	1,730,351
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,748,075
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (INS-SGI) (a)	5.00%	08/01/20	1,385	1,493,806
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/21	1,490	1,633,085
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/22	605	663,098
				75,693,838

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.26%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	$1,085	$1,107,188
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/19	1,000	1,141,030
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/20	1,595	1,848,366
				4,096,584

Idaho–0.51%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,150,090
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	563,425
Idaho (State of) Housing & Finance Association; Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	170	178,332
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,760	1,892,686
Series 2011, Ref. General RB (b)	5.25%	04/01/21	3,770	4,366,565
				8,151,098

Illinois–4.78%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	1,260	1,385,408
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,253,191
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,282,540
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/19	400	447,692
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/20	500	570,635
Chicago (City of) (O’Hare International Airport); Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (a)	5.00%	01/01/16	1,400	1,436,988
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/21	1,025	1,165,046
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(c)	0.93%	06/02/18	4,800	4,356,720
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,500	2,663,775
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/24	3,205	3,222,627
Series 2014, Second Lien Waterworks RB	5.00%	11/01/21	1,000	1,112,190
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,154,700
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,484,544
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (f)	4.00%	12/01/16	870	914,848
Series 2010 A, School Limited Tax GO Bonds (f)	4.25%	12/01/20	555	632,678
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (g)	0.00%	01/01/19	1,000	927,930
Series 2010, School Building Unlimited Tax CAB GO Bonds (g)	0.00%	01/01/20	1,000	890,030
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,354,056
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/18	465	506,864
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.00%	05/15/17	2,000	2,116,460
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.25%	03/01/22	1,275	1,467,385
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/23	1,500	1,712,640
Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,024,140
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/17	800	841,592
Series 2013, Unlimited Tax GO Bonds	4.00%	07/01/15	1,000	1,002,600
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,704,750
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/16	6,500	6,709,560
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/20	2,500	2,694,375
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	02/01/28	1,500	1,548,150
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/23	4,000	4,362,360

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/01/23	$5,795	$6,164,779
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/21	1,020	1,090,574
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (a)	5.00%	01/01/19	1,000	1,089,340
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/20	1,850	2,124,503
Series 2010, RB	5.50%	06/01/23	1,000	1,163,210
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,139,910
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,655,232
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,157,000
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds (b)(f)	5.75%	06/01/18	240	273,082
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,334,170
				76,138,274

Indiana–2.38%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,125,100
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/18	410	459,184
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/19	335	383,230
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 B, Economic Development RB (b)(c)	0.30%	09/01/15	6,000	6,000,000
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	290,042
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	293,260
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,040	1,165,684
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.13%	01/15/24	2,285	2,569,894
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/22	2,470	2,663,401
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/18	2,500	2,504,975
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/23	400	448,596
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)	1.85%	10/01/19	20,000	20,006,200
				37,909,566

Iowa–1.25%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,006,788
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/18	1,000	1,094,940
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	500	559,090
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.00%	12/01/15	2,500	2,551,575
Series 2009 1, RB	5.00%	12/01/16	2,525	2,671,097
Series 2009 1, RB	5.25%	12/01/17	2,500	2,726,525
Series 2009 1, RB	5.25%	12/01/18	2,500	2,779,400
Series 2009 2, RB	5.40%	12/01/23	2,500	2,708,875
Series 2009 3, RB	5.00%	12/01/19	2,500	2,808,000
				19,906,290

Kansas–1.35%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/21	1,000	1,132,590
Kansas (State of) Development Finance Authority (Adventist Health System/ Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,064,140
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,730,963
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	561,345

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/19	$3,000	$3,384,240
Series 2015 G, RB	5.00%	04/01/27	5,000	5,688,200
Series 2015 G, RB	5.00%	04/01/28	5,000	5,640,650
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/17	1,000	1,068,020
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/21	1,000	1,169,770
				21,439,918

Kentucky–3.73%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/28	1,030	1,104,119
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	550	585,431
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/19	3,150	3,530,079
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste Disposal RB (b)(c)	0.30%	09/01/15	11,045	11,045,000
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/28	2,870	3,252,198
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (a)	4.00%	09/01/16	800	833,576
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/21	5,860	6,690,772
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/22	4,560	5,221,063
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/23	1,000	1,141,760
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/27	3,380	3,878,415
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	5,000	5,411,300
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/19	3,000	3,049,980
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,514,000
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/24	2,000	2,208,720
				59,466,413

Louisiana–3.15%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (a)	5.25%	01/01/28	1,000	1,128,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (a)	3.00%	12/01/15	1,750	1,773,923
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/17	1,690	1,807,810
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/18	1,775	1,924,597
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/18	1,600	1,718,624
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/16	1,435	1,477,605
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/18	1,555	1,670,505
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,102,050
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/26	1,500	1,670,355
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/29	1,000	1,119,970
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2007 B-2A, Deepwater Port RB (b)	2.13%	10/01/15	1,000	1,005,440
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/22	500	536,365

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (b)(f)	5.75%	07/01/15	$90	$90,442
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	355	383,389
Series 2009, Ref. RB (f)	5.00%	07/01/15	375	376,459
Series 2009, Ref. RB	5.00%	07/01/15	625	627,431
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,045,270
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,151,530
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (b)(f)	5.00%	06/01/17	1,000	1,085,760
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/16	1,000	1,044,230
Series 2006 C-3, Assessment RB (INS-AGC) (a)	6.13%	06/01/25	1,550	1,762,614
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,278,675
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,827,520
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,705,568
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,224,179
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,105,743
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,120,860
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	557,390
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	1,025	1,176,259
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (b)(f)	6.25%	06/01/19	1,000	1,195,830
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/18	500	550,930
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/19	500	562,800
Series 2014, Ref. Water RB	5.00%	12/01/19	1,000	1,131,240
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,426,869
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,071,720
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/19	2,540	2,865,577
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,802,700
				50,107,109

Maine–0.17%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/19	750	802,177
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/20	870	930,326
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/23	950	1,021,972
				2,754,475

Maryland–0.39%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (b)(c)	0.67%	05/15/18	3,000	3,001,530
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2008, RB	5.00%	07/01/18	1,000	1,079,770
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/20	1,000	1,077,830
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,029,910
				6,189,040

Massachusetts–1.10%

Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB (b)(c)	0.68%	03/30/17	2,000	2,001,660
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/17	730	779,742
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (b)(f)	2.25%	09/01/16	920	940,001

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (a)	5.00%	07/01/23	$1,095	$1,222,655
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(c)	0.65%	01/30/18	8,865	8,865,709
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,736,010
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	11/01/16	1,860	1,953,205
				17,498,982

Michigan–5.85%

Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/23	7,150	8,130,980
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/24	1,040	1,193,057
Series 2009 II, RB	4.00%	10/15/15	1,000	1,014,260
Series 2009 II, RB	4.00%	10/15/16	1,950	2,041,572
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/21	1,180	1,347,489
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/22	520	592,795
Michigan (State of) Finance Authority (Detroit School District); Series 2014 E, State Aid RN	2.85%	08/20/15	5,100	5,111,883
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/20	3,500	3,963,890
Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/21	4,000	4,553,040
Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/22	10,000	11,461,000
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate RB (b)(c)	0.73%	10/15/18	10,000	10,012,200
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate RB (b)(c)	0.67%	12/01/20	10,000	9,980,300
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/18	1,135	1,258,772
Series 2014 H-1, Ref. RB	5.00%	10/01/19	850	959,216
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,654,035
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,105,690
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB (f)	5.25%	05/15/18	1,100	1,234,816
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/21	1,515	1,723,525
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/23	300	341,856
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/24	500	571,255
Series 2009 C, State Qualified School RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	1,933,860
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,460,980
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,693,530
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (b)(c)	0.53%	04/02/18	5,785	5,785,000
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB (f)	5.00%	08/01/15	1,000	1,008,210
Series 2009 W, Ref. RB (f)	5.25%	08/01/16	3,000	3,169,470
Series 2009 W, Ref. RB (f)	5.25%	08/01/17	2,000	2,191,240
Series 2009 W, Ref. RB (f)	5.50%	08/01/19	1,775	2,075,827
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,190,300
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/18	1,270	1,394,714
				93,154,762

Minnesota–1.53%

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/19	1,400	1,585,752
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/21	1,350	1,545,979
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	845,406

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/19	$2,930	$3,130,646
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	138,042
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,131,570
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,729,785
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,448,618
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/20	1,500	1,648,590
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/16	570	587,630
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/21	1,500	1,703,235
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,012,920
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,046,010
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,095,420
Series 2009 Six-X, RB	5.00%	04/01/24	500	536,670
Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/23	115	120,152
Series 2009 B, Residential RB	5.45%	07/01/24	135	143,924
St. Cloud (City of) (CentraCare Health System); Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,041,940
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,509,234
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,407,094
				24,408,617

Mississippi–0.33%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,865,602
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/24	1,000	1,113,250
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (b)(f)	5.00%	07/01/17	1,160	1,261,349
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/16	1,000	1,044,540
				5,284,741

Missouri–1.28%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	516,725
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/21	2,000	2,152,640
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (h)	5.00%	03/01/25	695	742,941
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	555	595,243
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,121,750
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,357,311
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,153,780
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/27	2,600	3,030,716
Series 2015 A, Ref. Power Project RB	5.00%	12/01/27	1,140	1,325,637
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/20	1,125	1,216,755
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/23	1,385	1,520,370
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (b)(f)	5.00%	01/15/17	1,500	1,604,880
				20,338,748

Montana–0.32%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,111,666

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Montana–(continued)

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/20	$1,000	$1,100,180
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,808,300
				5,020,146

Nevada–1.98%

Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/18	5,000	5,564,750
Clark (County of); Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/01/21	5,235	5,579,201
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,134,020
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/23	4,000	4,533,600
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/24	1,855	2,096,169
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/25	1,500	1,690,980
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,131,880
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,584,784
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	523,550
Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/15	750	750,188
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/17	1,365	1,469,695
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/17	1,300	1,406,132
				31,464,949

New Hampshire–0.19%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	526,965
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/25	525	590,210
Series 2011, RB	5.50%	10/01/26	510	577,498
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	290	304,868
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	190	202,415
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	835	877,343
				3,079,299

New Jersey–2.66%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/21	1,500	1,634,790
Series 2010 A, RB	5.25%	06/01/20	1,295	1,435,365
New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB (f)	5.50%	06/15/16	1,805	1,900,701
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	661,046
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,644,798
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,004,320
New Jersey (State of) Transportation Trust Fund Authority; Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,078,210
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,077,820
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,077,280
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/20	2,000	2,243,660
Series 2009 H, RB	5.00%	01/01/21	2,000	2,238,460
Series 2013 D, Floating Rate RB (b)(c)	0.78%	01/01/18	4,000	4,024,920
Series 2013 E, Floating Rate RB (b)(c)	0.78%	01/01/18	3,000	3,018,930
Series 2014-B-3, Floating Rate RB (b)(c)	0.69%	01/01/18	2,750	2,753,795
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/17	5,000	5,425,200
Series 2014 A, Grant Anticipation RB	5.00%	09/15/18	5,000	5,534,550

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/21	$1,130	$1,262,052
Perth Amboy (City of) Board of Education; Series 2010, Ref. COP (INS-AGC) (a)	4.00%	06/15/15	1,345	1,346,856
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	12/15/15	1,395	1,418,436
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,535,025
				42,316,214

New Mexico–1.04%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,470	4,629,892
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (b)(c)	0.87%	08/01/19	12,000	12,008,760
				16,638,652

New York–5.53%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (a)	4.00%	10/01/16	1,000	1,042,860
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	486,777
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	408,245
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (b)(c)	0.78%	11/01/18	5,000	5,016,550
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	988,367
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,754,500
New York (City of) Transitional Finance Authority; Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,060,520
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,008,800
New York (City of); Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,365	6,257,682
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,945	6,934,189
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/19	10,000	11,426,100
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	815,933
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (c)	0.65%	08/01/25	3,250	3,247,302
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	568,830
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,375,362
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(f)	5.75%	10/01/18	1,000	1,151,650
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/19	5,000	5,654,300
New York Urban Development Corp.; Series 2010 A, Personal Income Tax RB	5.00%	03/15/19	10,000	11,342,600
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/19	1,100	1,181,906
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,081,360
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,260,880
Triborough Bridge and Tunnel Authority; Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.35%	01/01/17	7,250	7,243,475
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.45%	01/01/18	6,500	6,492,330
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/20	655	762,813
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/22	500	568,050
				88,131,381

North Carolina–0.82%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,068,010
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,952,445

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	$305	$328,491
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(c)	0.84%	12/01/17	4,400	4,390,232
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/18	2,000	2,123,480
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/20	1,065	1,150,786
				13,013,444

Ohio–5.99%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/16	2,675	2,767,582
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/18	2,010	2,215,462
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,053,900
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,223,100
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,341,210
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,186,043
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,481,823
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,119,424
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/21	3,980	4,583,368
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/18	2,000	2,176,540
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/19	2,000	2,218,480
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/20	4,000	4,414,960
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/23	2,000	2,209,680
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/27	1,000	1,093,920
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,067,080
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,611,204
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (b)	4.00%	08/01/16	2,500	2,600,275
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	260,163
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	186,626
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	291,570
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(c)	0.84%	08/01/19	10,000	9,940,000
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,358,380
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,117,960
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,126,320
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,138,010
Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. Solid Waste RB (b)(c)	0.30%	09/01/15	7,000	7,000,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (b)	3.75%	12/03/18	1,500	1,574,775
Series 2009, Ref. PCR (b)	2.25%	09/15/16	1,000	1,010,470
Series 2009, Ref. PCR (b)	3.10%	03/01/19	3,000	3,064,080
Series 2009 A, RB	5.70%	08/01/20	7,620	8,752,027
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,534,368
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (b)	4.88%	07/15/15	2,525	2,540,024
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,099,389
				95,358,213

Oklahoma–0.93%

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,201,780
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,091,980
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,405,645

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/18	$300	$330,876
Series 2008 A, Power Supply System RB (b)(f)	5.38%	01/01/18	250	277,848
Series 2008 A, Power Supply System RB (b)(f)	5.88%	01/01/18	250	281,032
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,320,382
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	4.00%	06/01/15	670	670,127
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,175,950
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,062,460
				14,818,080

Oregon–0.63%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,048,940
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (b)(f)	5.00%	04/01/19	500	569,760
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,541,509
Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/15	660	673,273
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	1,999,023
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,038,220
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,112,420
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (g)	0.00%	06/15/23	2,500	2,059,800
				10,042,945

Pennsylvania–7.07%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	855,872
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/20	1,475	1,685,925
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/21	1,400	1,612,814
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	526,235
Geisinger Authority (Geisinger Health System); Series 2011 B, VRD Health System RB (d)	0.07%	06/01/41	13,500	13,500,000
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,085,120
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (b)	2.55%	06/01/20	5,000	5,021,050
Series 1999 A, Ref. RB (b)	2.50%	04/01/20	6,000	6,024,420
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/16	250	256,250
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	2,000	2,019,140
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (b)	1.75%	12/01/15	2,000	2,008,580
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/19	3,000	3,298,500
Series 2009, RB	5.00%	08/01/17	1,000	1,087,940
Series 2009, RB	5.00%	08/01/21	775	873,425
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,795,250
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (INS-AGC) (a)	6.00%	06/01/23	500	565,805
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,012,920
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,829,275
Series 2011 A, RB	5.00%	12/01/22	1,500	1,769,775
Series 2011 A, RB	5.00%	12/01/23	1,500	1,781,610
Series 2012 B, Floating Rate RB (c)	0.65%	12/01/16	5,000	5,001,750
Series 2013 B, Floating Rate RB (c)	1.25%	12/01/19	3,000	3,034,500
Series 2014 B-1, Ref. Floating Rate RB (c)	0.70%	12/01/18	3,000	3,007,980
Series 2015 A-2, Ref. Floating Rate RB (c)	0.75%	12/01/18	11,545	11,551,350

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	$2,465	$2,472,789
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/17	1,000	1,060,360
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012,RB	5.50%	04/01/27	1,320	1,380,271
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/20	2,150	2,375,642
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/21	2,500	2,873,675
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/22	5,000	5,737,000
Series 2009 B, Limited Tax GO Bonds (b)(f)	6.00%	07/15/16	1,000	1,062,970
Series 2009 B, Limited Tax GO Bonds (b)(f)	6.25%	07/15/16	2,000	2,131,560
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	5.75%	07/15/17	1,000	1,060,970
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/19	1,000	1,140,480
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (f)	4.00%	09/01/19	860	955,856
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/19	2,245	2,451,809
Reading (City of); Series 2008, Unlimited Tax GO Bonds (b)(f)	5.63%	11/01/18	440	505,582
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/23	1,060	1,186,797
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (b)(f)	6.00%	07/01/20	500	608,880
Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	698,755
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	644,918
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,469,840
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,955,153
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (a)	5.50%	04/01/24	500	561,375
				112,540,168

Rhode Island–0.93%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,172,241
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.13%	05/15/27	500	574,255
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/29	1,265	1,420,456
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/26	2,435	2,802,514
Series 2015 A, Ref. RB	5.00%	06/01/27	1,600	1,810,768
Series 2015 A, Ref. RB	5.00%	06/01/28	1,920	2,147,731
Series 2015 B, Ref. RB	2.25%	06/01/41	4,790	4,804,562
				14,732,527

South Carolina–1.56%

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/17	1,000	1,044,490
Piedmont Municipal Power Agency; Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,285,676
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,287,280
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/15	2,000	2,047,720
Series 2015, Ref. RB	5.00%	12/01/26	2,250	2,633,625
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	590	633,318
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (d)	0.08%	10/01/39	5,900	5,900,000
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,173,561
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,091,540
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	503,620
Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,468,714

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/17	$1,500	$1,587,870
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (a)	4.00%	03/01/16	1,110	1,140,003
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/20	1,000	1,107,170
				24,904,587

South Dakota–0.52%

Rapid City (City of); Series 2009, Water RB	5.00%	11/01/21	1,170	1,346,530
Series 2009, Water RB	5.00%	11/01/24	1,620	1,853,960
Series 2009, Water RB	5.00%	11/01/25	1,650	1,883,392
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,138,480
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/16	500	530,550
Series 2009, RB	5.00%	11/01/17	430	470,270
Series 2009, RB	5.00%	11/01/24	1,000	1,120,190
				8,343,372

Tennessee–1.08%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (a)	4.50%	10/01/16	2,500	2,613,825
Jackson (City of); Series 2008, Ref. Hospital Improvement RB (b)(f)	5.25%	04/01/18	740	826,920
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/23	260	283,748
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,492,695
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	953,671
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	984,917
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/17	1,000	1,091,820
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS-AGM) (a)(d)	0.13%	06/01/42	8,000	8,000,000
				17,247,596

Texas–11.08%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	1,500	1,591,935
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,345,479
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,779,900
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,766,625
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,730,175
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,718,100
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	856,388
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,258,587
Dallas (County of) Utility & Reclamation District; Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/19	1,200	1,279,248
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/21	3,000	3,185,130
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,112,140
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.70%	06/01/18	1,750	1,738,082
Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.80%	06/01/19	2,065	2,046,704
Series 2014 B, Floating Rate Hospital RB (b)(c)	0.68%	12/01/19	10,000	9,875,600

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (f)	5.00%	02/15/17	$1,700	$1,825,239
Series 2009, Ref. RB (f)	5.00%	02/15/18	2,000	2,214,420
Series 2009, Ref. RB (f)	5.00%	02/15/19	1,000	1,136,730
Series 2009, Ref. RB (b)(f)	5.63%	02/15/19	2,500	2,898,350
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	558,550
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,973,475
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (b)(c)	0.98%	06/01/20	5,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/23	1,500	1,672,620
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/21	535	594,941
Series 2013 A, Ref. RB	5.00%	06/01/22	855	956,548
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,407,480
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,825,885
Houston (City of) Convention & Entertainment Facilities Department; Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,012,290
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	326,398
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	262,313
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	368,781
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	555,505
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	276,473
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(c)	0.85%	06/01/17	11,000	10,979,540
Houston Independent School District; Series 2014 A-1-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(c)	3.00%	06/01/16	3,000	3,069,030
Series 2014 A-2-R, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	4.00%	06/01/17	6,000	6,348,900
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(c)	0.67%	08/15/19	7,000	7,020,790
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (b)(f)	5.75%	08/15/19	365	427,422
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/27	1,230	1,356,555
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/29	455	511,839
Series 2009, Ref. RB (b)(f)	5.25%	05/15/19	30	34,486
Series 2009, Ref. RB (b)(f)	5.25%	05/15/19	5	5,748
Series 2009, Ref. RB (b)(f)	5.25%	05/15/19	10	11,495
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (f)	5.50%	02/15/16	1,505	1,559,165
Series 2009, Ref. & Improvement RB (f)	5.50%	02/15/17	2,100	2,263,170
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	562,360
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/18	3,000	3,000,570
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/18	200	212,608
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/20	325	351,280
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/24	2,000	2,294,000
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,254,080
Series 2008 E-3, Ref. First Tier System RB (b)(f)	5.75%	01/01/16	2,610	2,692,267
Series 2011 A, Ref. First Tier Floating Rate RB (b)(c)	0.90%	01/01/19	8,000	8,000,080
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	561,850
Series 2014 C, Ref. Floating Rate First Tier RB (b)(c)	0.77%	01/01/20	5,000	4,969,450
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/26	1,000	1,119,610
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	500	557,680

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/22	$595	$671,862
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/24	1,280	1,428,467
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,720,266
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/15	525	537,747
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,373,462
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (b)(c)	0.48%	10/01/18	5,000	4,996,250
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,000	6,068,150
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/19	3,500	3,949,050
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,492,839
Series 2012, Gas Supply RB	5.00%	12/15/22	500	576,170
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,905,288
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,633,410
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (a)	5.00%	02/01/24	4,240	4,274,683
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,433,109
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	984,042
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,595,451
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	500,940
West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/16	1,000	1,067,060
				176,522,312

Utah–0.63%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/19	2,500	2,855,350
Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB (d)	0.07%	05/15/37	5,000	5,000,000
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/15	645	651,560
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,457,126
				9,964,036

Vermont–0.07%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/22	1,000	1,091,600

Virgin Islands–0.71%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,686,600
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,998,319
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,013,690
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,049,880
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,076,510
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,093,850
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	549,565
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	506,845
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	362,209
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	811,147
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,132,030
				11,280,645

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–0.42%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	$500	$567,535
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,098,734
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,169,023
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,355,262
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (b)(f)	5.00%	10/01/18	1,315	1,480,335
				6,670,889

Washington–2.54%

Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	553,520
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	332,112
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/19	2,500	2,762,325
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (b)(c)	0.50%	12/01/19	8,000	8,003,520
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (b)(c)	0.42%	12/01/17	3,000	2,995,950
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/17	3,720	4,038,543
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/23	4,000	4,849,400
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2005 D, Solid Waste Disposal RB (i)	1.25%	11/01/17	3,000	3,018,900
Series 2008, Solid Waste Disposal RB (i)	2.13%	06/01/20	3,000	3,043,590
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(f)	5.25%	08/01/18	985	1,111,632
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/20	500	581,385
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,173,795
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,182,310
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,873,730
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,005,064
				40,525,776

West Virginia–1.12%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	1.63%	10/01/18	7,000	6,968,220
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/19	5,255	5,483,697
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (a)	5.38%	06/01/28	1,200	1,316,796
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (b)(c)	0.63%	10/01/19	4,000	4,001,680
				17,770,393

Wisconsin–0.70%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (a)	4.25%	10/01/15	1,510	1,529,705
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (b)	5.13%	08/15/16	2,130	2,241,995
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/19	750	846,068
Series 2009 C, RB	5.00%	04/01/20	750	850,635
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,043,863
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	948,253
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,212,255
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,260,725
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	412,120

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (b)(f)	5.00%	12/15/15	$855	$877,008
				11,222,627

Wyoming–0.39%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	4.00%	12/01/15	1,285	1,307,937
Series 2009, RB	5.00%	12/01/17	1,170	1,269,918
Series 2009, RB	5.00%	12/01/18	545	603,364
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	495,423
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,365,180
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,101,780
				6,143,602
TOTAL INVESTMENTS(j)–102.03% (Cost $1,554,561,860)				1,624,953,380
OTHER ASSETS LESS LIABILITIES–(2.03)%				(32,348,626)
NET ASSETS–100.00%				$1,592,604,754

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	LOC	—Letter of Credit
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BAN	—Bond Anticipation Notes	RAB	—Revenue Anticipation Bonds
CAB	—Capital Appreciation Bonds	RAC	—Revenue Anticipation Certificates
CEP	—Credit Enhancement Provider	RB	—Revenue Bonds
Conv.	—Convertible	Ref.	—Refunding
COP	—Certificates of Participation	RN	—Revenue Notes
Ctfs.	—Certificates	Sec.	—Secured
FTA	—Federal Transit Administration	SGI	—Syncora Guarantee, Inc.
GO	—General Obligation	Sr.	—Senior
Gtd.	—Guaranteed	Sub.	—Subordinated
IDR	—Industrial Development Revenue Bonds	TEMPS	—Tax-Exempt Mandatory Paydown Securities
INS	—Insurer	VRD	—Variable Rate Demand
Jr.	—Junior

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to crossover refunding.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $6,062,490, which represented less than 1% of the Fund’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.9%
Assured Guaranty Corp.	8.2

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Limited Term Municipal Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $110,151,694 and $41,487,483, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$72,012,476
Aggregate unrealized (depreciation) of investment securities	(1,620,956)
Net unrealized appreciation of investment securities	$70,391,520
Cost of investments is the same for tax and financial reporting purposes.

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-MINC-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–109.33%

Alabama–1.23%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/39	$2,725	$3,025,159
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/44	2,725	3,018,374
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	1,000	1,107,600
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,150,320
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/42	10,005	11,029,612
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	903,069
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,835,786
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,407,640
				28,477,560

Alaska–1.21%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/40	1,250	1,372,100
Series 2011 A, RB	5.50%	10/01/41	3,000	3,411,330
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	6,525	6,904,102
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	9,570	10,126,017
Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (c)(d)	5.75%	09/01/18	195	223,901
Series 2009, RB	5.75%	09/01/33	5	5,631
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (c)(d)	6.00%	09/01/19	3,180	3,795,457
Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/28	1,820	2,146,690
				27,985,228

Arizona–2.92%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (a)	5.50%	01/01/38	5,000	5,455,200
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,431,900
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,593,975
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,634,799
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB (c)(d)	5.00%	12/01/15	1,655	1,694,224
Series 2005 B, Ref. Hospital RB (c)(d)	5.25%	12/01/15	3,250	3,331,120
Series 2005 B, Ref. Hospital RB (c)(d)	5.25%	12/01/15	2,250	2,306,160
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	1,000	1,094,100
Series 2010, RB	5.13%	05/15/40	2,150	2,365,989
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,665	1,759,938
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,151,540
Navajo County Pollution Control Corp.; Series 2009 E, PCR (c)	5.75%	06/01/16	1,000	1,049,490
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	600	546,132
Series 2009, Education RB	7.13%	01/01/45	1,240	1,131,822
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	1,000	1,064,550
Series 2012, Education RB	6.40%	07/01/47	400	427,104
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	1,095	1,236,781

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	$5,000	$5,346,950
Series 2012, Lease RB	5.25%	06/01/34	3,000	3,315,810
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (f)	5.25%	07/01/19	1,000	1,110,200
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/34	1,000	1,041,840
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	1,580	1,611,489
Series 2008, Water & Wastewater RB (f)	6.38%	12/01/18	508	527,314
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,127,125
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,198,440
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (c)(d)	6.00%	12/01/18	550	640,629
Series 2008, Electrical System RB (c)(d)	6.00%	12/01/18	740	861,937
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/25	3,000	3,385,710
Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,000	2,254,880
University Medical Center Corp.; Series 2009, Hospital RB (c)(d)	6.00%	07/01/19	1,250	1,474,713
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/27	2,000	2,204,440
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/29	775	833,071
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/33	710	773,495
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,157,230
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	576,955
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,067,590
				67,784,642

Arkansas–0.41%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	2,019,983
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,654,247
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/42	5,530	5,961,451
				9,635,681

California–12.24%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	4,980,382
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	857,892
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	310	310,335
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	23,096
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,258,060
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(f)	4.95%	12/01/37	9,585	9,732,130
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,736,850
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	555,455
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/20	1,000	1,193,020
California (State of) Housing Finance Agency; Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	9,960
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/23	1,675	1,720,861
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/28	4,000	4,070,720
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,525	1,690,691
Series 2011, RB	5.75%	01/01/33	450	517,959

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/30	$3,160	$3,405,816
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/37	6,955	7,389,201
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	2,050,180
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,009,500
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,293,500
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	553,080
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,329,140
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,705	2,011,150
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.25%	10/01/24	270	271,064
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	6.25%	11/15/19	500	549,350
Series 2009, Senior Living RB (e)	6.63%	11/15/24	2,000	2,342,040
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,126,115
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	291,473
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,576,200
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,640,500
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (a)	5.00%	09/01/25	5,000	5,050,150
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/29	1,585	938,130
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	1,000	343,210
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/21	425	481,423
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (c)(d)	5.00%	10/01/16	2,000	2,122,140
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	2,432,810
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,929,955
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	1,035,140
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	9,205	8,955,176
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	12,505	10,461,308
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	3,000	2,357,580
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,405,360
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/34	1,500	665,385
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,346,360
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,896,000
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	2,000	2,217,540
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,686,870
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,409,800
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	3,260	1,310,259
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,702,620
Oakland (Port of); Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(f)	5.00%	11/01/29	4,000	4,317,320
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/28	2,000	2,252,760
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	854,391

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	$1,080	$1,088,327
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/37	1,170	426,828
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/38	4,770	1,655,285
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	5,010	1,692,628
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/40	5,260	1,686,566
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/41	5,520	1,678,798
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	2,420	2,725,356
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/35	1,500	635,745
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/35	5,000	5,140,250
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,566,914
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	5.13%	08/01/16	2,000	2,151,760
Regents of the University of California; Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/19	5,570	6,561,126
Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/19	8,205	9,664,998
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,935,000
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	6,335	6,948,735
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,839,325
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,668,180
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,749,350
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/18	525	615,227
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,172,100
Series 2011, RB	6.50%	12/01/21	2,000	2,396,200
Series 2011, RB	6.50%	12/01/22	2,000	2,395,760
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)	5.25%	08/01/33	7,500	8,613,300
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	10,000	11,401,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,133,310
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,724,910
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	5,000	5,432,650
San Jose (City of); Series 2011 A-1, Airport RB (f)	5.25%	03/01/26	2,730	3,069,530
Series 2011 A-1, Airport RB (f)	6.25%	03/01/34	2,500	2,933,925
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/31	5,140	5,227,586
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,844,251
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/27	5,380	5,425,999
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/35	2,000	2,004,000
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	2,000	2,008,380
Series 2012 B-2, Ref. Floating Rate RB (c)(h)	0.48%	03/27/18	5,000	5,000,250
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(i)	9.76%	07/01/15	3,200	3,222,912
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	1,250	862,013

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

University of California; Series 2009 O, General RB (c)(d)	5.25%	05/15/19	$80	$92,690
Series 2009 O, General RB	5.25%	05/15/39	420	474,713
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,320,970
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/27	7,865	4,992,859
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,127,390
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/24	3,570	2,667,111
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,615,620
				284,258,134

Colorado–1.58%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/37	1,070	1,098,312
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,690
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,764,225
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	2,650	3,016,363
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,821,944
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	441,552
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	581,747
Colorado Springs (City of); Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,375	3,856,072
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,530	4,033,166
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,154,190
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	08/01/24	6,000	6,716,100
Series 2008, Unlimited Tax GO Bonds (b)	5.00%	08/01/25	1,500	1,677,705
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	5,680	5,812,117
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	508,895
University of Colorado; Series 2009 A, Enterprise System RB (c)(d)	5.25%	06/01/19	1,075	1,239,067
				36,725,145

Connecticut–1.25%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/24	1,000	1,003,360
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	3,000	3,410,550
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/44	5,000	4,927,900
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,112,890
Series 2011 A, RB	5.00%	07/01/41	5,700	6,166,659
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,119,280
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,214,939
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,531,600
Hamden (Town of) (Whitney Center); Series 2009 C, RB (c)	7.25%	01/01/16	1,000	1,010,340
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,591,870
				29,089,388

Delaware–0.08%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,166,981

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–(continued)

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	$630	$647,268
				1,814,249

District of Columbia–2.40%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/31	2,980	3,250,047
Series 2011, RB	6.63%	03/01/41	1,100	1,211,122
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/19	2,200	2,666,884
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (c)(d)	5.50%	10/01/17	4,000	4,432,720
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	12,268,920
Series 2009 A, Sec. Income Tax RB (b)	5.00%	12/01/23	10,715	12,373,361
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	6,860	7,947,516
Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/24	4,285	4,944,119
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	6,290	6,596,826
				55,691,515

Florida–6.73%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,047,290
Series 2007, IDR	5.88%	11/15/36	1,000	1,020,760
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2014, Ref. RB	5.00%	04/01/39	3,415	3,670,920
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,672,170
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,422,190
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/26	1,000	1,166,400
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	2,500	2,926,525
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/20	2,400	2,403,624
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,718,747
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	370	390,750
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	3,928,947
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,305	1,426,783
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,325	1,446,900
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	1,440	1,569,024
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,708,900
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (d)	6.88%	10/01/22	2,500	3,160,675
Series 2008 A, Ref. RB (c)(d)	5.00%	10/01/18	1,840	2,047,331
Florida Housing Finance Corp. (Homeowner Mortgage); Series 2008 1, RB (CEP-GNMA) (f)	5.80%	07/01/28	660	678,137
Series 2008 1, RB (CEP-GNMA) (f)	6.00%	07/01/39	405	423,877
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2006 C, RB (c)(d)	5.25%	11/15/16	100	106,770
Series 2006 C, RB	5.25%	11/15/36	3,900	4,151,004
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(f)	5.38%	10/01/33	2,500	2,761,100
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	3,350	3,593,913
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	7,125,755
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	542,605
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	1,010	1,092,618
Series 2014, Ref. RB	5.00%	11/15/44	1,045	1,126,197
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,106,150
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,131,040
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	880,888

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (a)(f)	5.00%	10/01/38	$16,100	$16,284,828
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,560,162
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	4,000	4,153,120
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,350	3,714,480
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)	5.25%	05/01/26	5,000	5,499,500
Miami-Dade (County of); Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	2,500	2,535,175
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	629,255
Series 2010, Water & Sewer System RB (INS-AGC) (a)	5.00%	10/01/39	4,500	5,057,415
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,337,152
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/30	2,000	2,218,120
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/35	3,800	4,210,020
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	688,844
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)	5.25%	11/15/17	1,185	1,264,964
Series 2007, RB (c)(d)	5.88%	11/15/17	800	896,088
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/35	1,500	1,650,735
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/18	5,200	5,772,936
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	490	318,529
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	3,500	3,701,670
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/22	500	535,965
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,240	1,217,271
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/42	18,000	18,894,060
Sunrise (City of); Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/20	1,725	1,993,410
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,274,959
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/22	2,275	2,536,921
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	3,000	3,972,030
				156,365,599

Georgia–2.43%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,087,870
Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/21	1,370	1,486,697
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/22	1,000	1,082,100
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,593,789
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,509,625
Atlanta (City of); Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/19	1,000	1,198,370
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/19	1,000	1,198,370
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,689,840
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,703,115
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,719,870
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,203,460
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,725,285
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/40	18,420	20,702,422
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	679,812
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	794,038
Georgia (State of) Municipal Electric Authority; Series 1998 Y, Power RB (d)	6.50%	01/01/17	100	103,238
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	2,445	2,567,959

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	$1,000	$1,096,710
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,201,860
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,414,301
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,648,845
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM) (a)	5.50%	06/15/35	1,020	1,162,372
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	835,545
				56,405,493

Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,215,973

Hawaii–0.43%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,301,080
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,602,420
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,341,987
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(c)(d)	5.25%	04/01/19	4,120	4,739,978
				9,985,465

Idaho–0.52%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,155,710
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (c)(d)	6.13%	12/01/18	655	766,475
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	525	545,769
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,686,459
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,851,413
Idaho (State of) Housing & Finance Association; Series 2008 A, Class II, Single Family Mortgage RB (f)	5.85%	07/01/36	775	786,850
Series 2008 A, Class III, Single Family Mortgage RB (f)	5.70%	07/01/28	370	378,225
				12,170,901

Illinois–15.40%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,292,795
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,496,970
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-AGC) (a)	5.13%	11/01/37	3,755	3,891,870
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/29	3,925	4,027,045
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/42	1,420	1,422,116
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/26	425	306,740
Chicago (City of) (Midway Airport); Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/21	5,925	5,947,989
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/22	6,220	6,244,071
Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/32	5,000	5,555,650
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/41	2,725	2,870,678
Chicago (City of) (O’Hare International Airport); Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/34	5,000	5,019,500
Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/29	1,000	1,003,850
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	6,000	6,164,460
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/26	3,855	3,959,046
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/24	5,000	5,137,050
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a) (b)	5.00%	01/01/33	3,000	3,221,970
Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/30	5,000	5,310,700

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/22	$2,880	$2,882,506
Chicago (City of) Board of Education (School Reform); Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	2,845	2,336,997
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	1,500	1,232,160
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/25	1,020	601,912
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (b)	5.00%	12/01/24	15,000	17,356,350
Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/44	12,000	13,403,640
Series 2015 C, Limited Tax GO Green Bonds (b)	5.00%	12/01/27	6,805	8,056,167
Series 2015 C, Limited Tax GO Green Bonds (b)	5.00%	12/01/28	4,000	4,691,680
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,309,053
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	5,076,386
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	12,000	12,724,800
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	8,195	8,580,083
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,040,320
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/39	145	145,026
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/32	3,300	3,302,244
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	1,500	1,499,925
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/24	4,200	4,360,230
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	4,400	4,540,404
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	2,800	3,007,284
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,024,190
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,905	1,987,829
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/16	345	381,225
Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/17	2,605	2,540,995
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/18	2,995	2,792,209
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/20	4,050	3,491,181
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,814,994
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,070,814
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	635	535,623
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/29	3,000	3,159,330
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,435	1,441,228
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.50%	11/01/18	1,000	1,172,800
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,796,300
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,865	1,957,150
Series 2014 A, RB	5.00%	09/01/42	1,290	1,349,740
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,195,770
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (d)	6.25%	04/15/22	1,000	1,197,010
Series 1992 C, RB (d)	6.25%	04/15/22	1,150	1,376,562
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	5.50%	08/15/18	1,000	890
Series 2008 A, Ref. RB (j)	6.00%	08/15/22	250	223
Series 2008 A, Ref. RB (j)	6.13%	08/15/28	1,500	1,335
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,250	2,426,602
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,420,707
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/24	1,000	1,128,230
Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,292,660

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	$1,355	$853,650
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	2,195,720
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	12,000	13,224,360
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/17	5,100	5,396,973
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/18	5,050	5,422,841
Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	2,795	3,009,712
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,322,980
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (c)(d)	7.25%	11/01/18	4,500	5,390,145
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (c)(d)	5.50%	08/01/17	3,500	3,841,495
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,030,535
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,107,280
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/34	1,000	1,162,110
Series 2011 A, RB	6.00%	08/15/41	4,000	4,685,080
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	768,606
Illinois (State of) Finance Authority; Series 2009, RB	6.13%	05/15/25	85	100,714
Series 2009, RB	6.13%	05/15/25	2,785	3,132,011
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(k)	5.65%	06/15/22	20,000	20,833,600
Series 2002 B, Ref. RB (INS-NATL) (a)	5.40%	06/15/19	9,250	9,930,060
Series 2012 A, RB	5.00%	06/15/42	3,175	3,295,110
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (c)(d)	5.00%	02/01/16	4,000	4,123,720
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/31	2,630	2,934,449
Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/32	2,395	2,662,545
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/38	8,000	8,732,160
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	2,540	2,821,483
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,162,840
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	2,460	2,532,447
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	2,650	2,748,818
Lake County Community Unit School District No. 60 (Waukegan); Series 1999 A, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/17	2,875	2,804,361
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/17	3,915	3,746,498
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/17	3,000	2,957,730
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,187,102
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,330	1,325,159
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,232,480
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,267,160
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (j)	5.80%	03/01/37	1,500	512,175
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	1,000	1,162,370
Series 2010, RB	6.00%	06/01/28	10,000	11,817,700
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (j)	6.25%	03/01/35	958	521,526
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,093,940
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	526	529,266

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	$410	$429,893
				357,584,068

Indiana–2.78%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB (c)(d)	5.50%	03/01/17	325	352,164
Series 2007, Hospital RB	5.50%	03/01/22	175	186,291
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	12,048,080
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (f)	5.00%	09/01/46	3,270	3,453,283
Series 2014, RB (f)	5.25%	09/01/34	1,910	2,105,489
Series 2014, RB (f)	5.25%	09/01/40	2,730	2,949,956
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,308,914
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,660,075
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	05/15/41	2,000	2,130,720
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	227,408
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,440,460
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (f)	5.10%	01/15/17	1,500	1,598,805
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(f)	5.00%	01/01/18	500	524,030
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,120,850
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,137,205
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB (c)(d)	5.25%	08/01/16	1,570	1,657,323
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,738,174
Rockville School Building Corp.; Series 2006, First Mortgage RB (c)(d)	5.00%	01/15/16	1,000	1,029,380
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	129,728
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	124,755
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	192,553
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/34	1,500	1,820,025
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.50%	09/01/27	1,500	1,560,465
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (c)(f)(h)	0.85%	12/02/19	10,000	9,956,100
				64,452,233

Iowa–2.17%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/34	1,860	2,024,815
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,546,770
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,101,690
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,656,045
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(l)	5.00%	06/01/25	5,815	6,595,664
Series 2009 A, Special Obligation RB (b)(l)	5.00%	06/01/26	4,360	4,945,330
Series 2009 A, Special Obligation RB (b)(l)	5.00%	06/01/27	9,300	10,534,203
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	1,165	1,298,439
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,222,500
Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/29	1,500	1,684,200
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,770	1,855,703
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/27	7,025	7,545,623

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	$1,275	$1,291,728
				50,302,710

Kansas–0.58%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,716,780
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,092,150
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,184,180
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,122,390
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,171,240
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,636,620
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/29	2,000	2,229,320
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,180	1,301,174
				13,453,854

Kentucky–1.19%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,295,380
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,107,560
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	5,070	5,424,140
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/38	4,000	4,273,520
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,645,952
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	3,000	3,369,600
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/35	6,000	6,603,120
				27,719,272

Louisiana–2.47%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	598,961
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	3,910	3,993,713
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/19	1,550	1,769,712
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,334,560
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	450,948
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,167,280
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,127,250
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,364	477,550
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,307,606
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	2,035,679
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,116,050
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,679,115
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,839,856
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,072,386
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (e)(f)	7.00%	07/01/24	3,695	3,727,257
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/26	1,010	1,294,073

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (c)(d)	5.00%	05/01/16	$2,500	$2,606,100
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	2,000	2,295,140
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	605	660,412
Series 2014, Ref. Water RB	5.00%	12/01/44	1,020	1,114,330
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	2,580	2,897,830
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,271,650
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,906,961
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	9,530,030
				57,274,449

Maryland–1.27%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,078,320
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	2,060,300
Maryland (State of) Community Development Administration; Series 2007, RB (f)	5.05%	09/01/32	2,005	2,045,180
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	4,000	4,518,760
Series 2011 A, RB	6.25%	01/01/31	3,175	3,623,532
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,726,213
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,157,650
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	5,000	5,407,900
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,278,100
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,571,092
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,124,636
				29,591,683

Massachusetts–2.25%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	3,850	4,223,219
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,132,070
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB (c)(h)	0.68%	03/30/17	4,000	4,003,320
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/27	2,000	2,220,120
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,344,700
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	20,955	23,975,035
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	841,920
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	731,731
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(c)(d)	5.50%	07/01/18	6,680	7,586,543
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,050	1,107,645
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,163,920
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,101,010
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (f)	5.10%	12/01/27	1,685	1,730,512
				52,161,745

Michigan–0.97%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,091,140
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	571,385

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/44	$2,720	$2,848,711
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/33	1,355	1,464,863
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/37	2,000	2,174,920
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/27	4,000	4,521,760
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/29	1,355	1,483,291
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (f)	7.50%	01/01/21	1,145	1,139,138
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (f)	5.00%	12/01/32	1,500	1,593,435
Series 2012 B, RB (f)	5.00%	12/01/37	1,500	1,568,700
Series 2012 D, Ref. RB (f)	5.00%	12/01/28	2,500	2,739,300
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,431,415
				22,628,058

Minnesota–0.86%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	999,890
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,503,400
Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	5,275	6,108,344
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	1,945	1,953,364
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,168,120
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (c)(d)	5.75%	07/01/19	2,000	2,270,260
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (c)(d)	5.25%	11/15/16	3,800	3,935,660
				19,939,038

Mississippi–0.07%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,675	1,685,017

Missouri–1.47%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/39	2,000	2,157,880
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,416,492
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,019,890
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,354,466
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,043,282
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	555	590,881
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	445	471,313
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	315	325,074
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,768,975
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,238,676
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,020,804
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,444,101
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	454,442
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/43	1,750	1,955,817
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,034,440

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	$1,350	$1,356,669
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,599,948
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	521,680
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,295,800
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	1,010,010
				34,080,640

Montana–0.05%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,161,150

Nebraska–1.11%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	2,202,780
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	4,000	4,507,840
Nebraska (State of) Public Power District; Series 2007 B, RB (c)(d)	5.00%	07/01/17	9,820	10,677,973
Series 2007 B, RB (INS-BHAC) (a)	5.00%	01/01/37	5,750	6,147,555
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,107,600
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,090,110
				25,733,858

Nevada–1.10%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,230,820
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,221,780
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	5,500	6,164,455
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,690,680
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,339,960
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,355,120
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	897,800
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	540	558,662
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	460	469,131
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/23	3,500	3,514,000
				25,442,408

New Hampshire–0.61%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	5,250	5,572,560
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	960	1,026,643
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	6,228,060
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,242,923
				14,070,186

New Jersey–3.75%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/24	2,000	2,246,660
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(i)	9.67%	09/19/19	1,350	1,516,212
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/32	675	620,339
Series 2012 C, RB	5.30%	07/01/44	2,380	2,151,925
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,364,703

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	$750	$769,822
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/43	1,500	1,638,360
New Jersey (State of) Economic Development Authority; Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/18	645	740,099
Series 2009, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	355	400,238
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,771,927
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,332,880
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,102,280
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,264,720
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,313,787
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,536,200
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,486,800
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	460	461,812
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,103,350
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	1,150	1,194,792
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/26	10,000	6,335,600
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (d)	6.50%	01/01/16	130	134,735
Series 1991 C, RB (d)	6.50%	01/01/16	195	202,102
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	370	383,183
Series 2009 H, RB	5.00%	01/01/36	1,000	1,097,190
Series 2009 I, RB	5.00%	01/01/35	2,000	2,185,860
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,034,290
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	11,625	11,249,861
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	3,330	2,558,073
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	8,830	7,558,745
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	9,500	7,305,975
				87,062,520

New Mexico–0.44%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/20	2,000	2,232,640
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,552,189
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	3,000	3,490,560
				10,275,389

New York–8.66%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,972,500
Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,167,556
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,323,750
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,480	4,140,326
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (c)(h)	0.78%	11/01/18	2,000	2,006,620
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/17	5,000	4,871,400
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,799,350
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	5,000	5,754,250
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/41	2,000	2,188,920
Series 2013 A, RB	5.00%	11/15/38	3,025	3,342,292
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,521,760
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,244,088

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/27	$5,000	$5,478,850
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	2,500	2,720,275
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/39	1,000	1,147,770
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/45	28,610	31,408,630
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	2,000	2,229,080
Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/38	5,465	6,149,546
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/28	5,570	6,295,493
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/29	4,455	5,026,220
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/30	4,455	5,018,958
Subseries 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/42	12,625	14,068,795
New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,767,675
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,443,428
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/31	21,885	24,950,213
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/32	1,000	1,093,840
Series 2011 A, RB	5.00%	05/01/41	1,000	1,086,540
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,122,050
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (d)	7.38%	07/01/16	3,040	3,158,986
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/40	12,030	13,477,089
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (f)(i)	13.52%	07/01/26	3,000	3,030,900
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (i)	12.34%	04/01/20	2,500	2,505,800
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/28	2,000	2,252,780
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	559,685
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	10,905	11,169,119
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (e)(j)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,551,226
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,364,982
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (d)	5.50%	01/01/17	1,305	1,360,215
Series 1993 B, General Purpose RB (d)	5.00%	01/01/20	1,960	2,198,630
				200,969,595

North Carolina–0.70%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)	5.25%	10/01/24	5,875	6,423,666
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/54	2,775	2,923,213
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,116,600
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,038,740
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,030,240
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (a)	5.13%	01/01/24	2,000	2,183,420

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	$500	$579,145
				16,295,024

North Dakota–0.34%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,089,910
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,516,575
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,005,320
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,109,020
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,148,190
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,010,930
				7,879,945

Ohio–3.07%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (j)	6.25%	09/01/20	2,760	1,324,303
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,097,450
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,127,121
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/19	1,000	1,141,220
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,375	3,796,673
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/25	2,895	2,015,586
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,480,900
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/24	760	814,158
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	2,450	2,629,634
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	513,200
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,733,630
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,631,920
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,836,545
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,750	1,905,540
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/24	4,810	5,239,004
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,859,095
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,601,145
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	5,174,200
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,189,837
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	3,000	3,319,020
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,461,266
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	6.10%	09/20/49	2,845	3,027,450
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	5.88%	06/01/16	2,140	2,237,263
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP-Ohio School District) (c)(d)	5.00%	06/01/18	1,000	1,117,930
				71,274,090

Oklahoma–0.98%

Grand River Dam Authority; Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/21	3,735	4,152,162
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/22	3,735	4,155,150
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/23	6,350	7,045,325
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/24	2,000	2,008,580

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(f)	5.00%	06/01/25	$5,000	$5,437,750
				22,798,967

Oregon–0.53%

Beaverton School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	843,615
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	563,990
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/34	2,000	2,225,140
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,602,990
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	1,001,178
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,102,140
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,126,090
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/33	3,500	3,872,575
				12,337,718

Pennsylvania–1.68%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	787,388
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,628,788
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,106,950
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,097,010
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,265,675
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,466,067
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(f)	5.50%	11/01/44	3,300	3,387,945
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	547,305
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,850	2,003,495
Subseries 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/24	4,000	4,508,320
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	5.75%	12/01/28	4,550	4,943,666
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	6.00%	12/01/34	2,750	2,970,275
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (k)	5.13%	12/01/40	5,500	3,744,675
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	548,060
Series 2009 B, Limited Tax GO Bonds (c)(d)	7.00%	07/15/16	2,425	2,604,959
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	2,000	2,235,660
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,165,340
				39,011,578

Puerto Rico–1.02%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (d)(g)	0.00%	07/01/17	15,000	13,589,400
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (d)	5.50%	07/01/15	2,815	2,828,090
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	8,525	7,187,769
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/19	20	23,407
				23,628,666

Rhode Island–0.55%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	552,965
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(f)	5.25%	07/01/28	1,810	1,976,574
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	574,975

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–(continued)

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/45	$10,000	$9,680,000
				12,784,514

South Carolina–1.85%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)	5.25%	12/01/15	5,000	5,126,350
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,573,215
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (c)(d)	5.00%	12/01/15	5,170	5,294,649
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,321,951
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,163,960
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,173,340
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	550,580
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,168,580
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,117,020
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/29	2,000	2,199,000
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	3,000	3,355,650
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	2,110,960
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,082,340
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	4,332,366
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	713	726,881
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	30,372
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	503,080
South Carolina (State of) Public Service Authority; Series 2008 A, RB (c)(d)	5.50%	01/01/19	160	183,882
Series 2008 A, RB	5.50%	01/01/38	1,840	2,068,712
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/22	4,465	4,899,578
				42,982,466

South Dakota–0.58%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,683,630
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,324,080
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (c)(d)	5.50%	08/01/18	4,000	4,539,920
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	140,843
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (d)	6.70%	09/01/17	2,540	2,722,118
				13,410,591

Tennessee–0.47%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,005,170
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,044,470
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,242,500
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,147,880
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,582,740
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	1,149,654

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/34	$500	$521,915
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/44	1,165	1,215,025
				10,909,354

Texas–10.64%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	3,615	3,689,903
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(j)	6.50%	11/01/29	430	167,421
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/34	1,000	1,066,770
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,062,380
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,118,328
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,603,425
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (d)	7.00%	05/01/21	500	613,945
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (f)	5.95%	05/15/33	1,100	1,236,092
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (c)(f)	5.90%	05/01/28	1,050	1,147,335
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,176,710
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,150,770
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,778,900
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	2,000	2,389,560
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/34	4,000	4,473,720
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/34	1,250	1,322,025
Series 2014 A, Ref. RB	5.25%	09/01/44	1,500	1,595,385
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,116,730
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/23	2,000	1,645,240
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	8,401,699
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,310,754
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,113,980
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	914,735
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,240,250
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/18	1,000	1,206,050
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	4,267,230
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	3,180	3,499,717
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,856,479
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/26	8,750	5,811,837
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/27	3,600	2,258,208
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	979,834
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	1,740	2,142,949
Series 2011 A, RB	6.88%	05/15/41	1,700	2,123,623
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,364,294
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,134,690

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	$1,000	$1,090,570
Series 2012, Special Facilities RB (f)	5.00%	11/01/28	2,000	2,232,620
Lower Colorado River Authority; Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/22	10	12,010
Series 2012 A, Ref. RB	5.00%	05/15/30	4,585	5,075,182
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,108,640
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/19	2,500	2,914,425
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/30	1,750	1,808,223
Series 2014, Ref. RB	5.13%	02/15/42	2,000	2,012,420
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,641,189
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/46	3,000	3,144,690
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,405,282
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,127,040
Series 2008, Ref. First Tier RB (c)(d)	6.00%	01/01/18	1,755	1,972,199
Series 2008, Ref. First Tier RB	6.00%	01/01/23	245	272,425
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,831,485
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	1,919,488
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	12,800	7,655,552
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/29	2,165	1,229,893
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	4,710	2,443,265
Series 2008 F, Ref. Second Tier System RB (c)(d)	6.13%	01/01/16	5,000	5,168,650
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,839,422
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,078,150
Series 2014 C, Ref. Floating Rate First Tier RB (c)(h)	0.77%	01/01/20	5,000	4,969,450
Nueces River Authority (Corpus Christi); Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	07/15/25	2,750	2,766,308
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	03/01/27	2,000	2,010,840
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,115,680
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	979,368
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	858,088
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (c)(d)	5.13%	02/01/16	570	588,474
Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	440	453,807
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/24	750	868,808
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	1,700	1,714,331
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,521,950
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,100,470
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	559,875
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,371,650
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,084,070
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,175,020
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	352,956
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	532,180
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,215,840

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	$2,200	$2,251,788
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,527,690
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (c)(d)	5.75%	07/01/16	525	528,922
Series 2008, Ref. RB (c)(d)	6.50%	01/01/19	875	1,031,161
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,690	1,807,928
Series 2008, Ref. RB (INS-AGC) (a)	6.50%	07/01/37	3,375	3,851,752
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	2,893,644
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (d)	5.00%	09/01/15	510	516,135
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (c)(h)	0.48%	10/01/18	7,500	7,494,375
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (f)(i)	13.34%	07/02/24	225	238,077
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/36	7,670	3,040,004
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/37	9,995	3,661,268
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB (c)(d)	5.00%	04/01/16	2,000	2,077,660
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	4,000	4,420,960
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/27	30	21,415
Series 2002 A, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/27	970	637,290
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,836,575
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,460	1,771,900
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,282,740
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,998,926
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	2,047,050
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	4,177,215
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,458,907
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/38	3,475	4,300,868
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,442,846
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,883,423
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,267,740
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,115,360
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	1,968,445
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,330,316
				247,085,333

Utah–0.19%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	785,729
Provo (City of); Series 1984 A, Electric RB (d)	10.38%	09/15/15	90	92,661
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	619,734
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)	5.00%	06/15/18	1,050	1,171,758
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (f)	5.70%	07/01/28	1,815	1,857,870
				4,527,752

Vermont–0.34%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,428,905

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont–(continued)

Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	$1,250	$1,435,162
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	3,436,620
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,661,733
				7,962,420

Virgin Islands–0.21%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	4,033,692
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	813,443
				4,847,135

Virginia–1.13%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,186,660
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/18	1,000	1,166,280
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/27	4,465	4,866,002
Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	4,920	5,358,765
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/34	6,735	7,157,554
Series 2012, Sr. Lien RB (f)	5.00%	01/01/40	2,535	2,662,333
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,313,200
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	538	560,252
				26,271,046

Washington–2.66%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,130,410
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	964,934
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (c)(d)(f)	5.30%	06/01/17	1,025	1,102,367
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/28	3,575	3,897,536
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,235,009
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,127,320
Seattle (City of); Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	2,150	2,161,632
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,718,275
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,311,940
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,007,980
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/35	1,250	1,386,075
Series 2011, RB	6.00%	01/01/31	1,500	1,703,070
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB (c)(d)	5.25%	08/15/18	1,000	1,129,820
Series 2008 B, RB (c)(d)	6.00%	08/15/19	2,000	2,382,160
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/33	5,000	5,552,550
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.38%	10/01/29	500	539,080
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,608,465
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,100	1,159,092

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)	5.00%	07/01/17	$2,250	$2,448,045
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	08/01/30	21,500	24,300,805
				61,866,565

West Virginia–0.11%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/37	1,000	1,051,980
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	257,080
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,181,576
				2,490,636

Wisconsin–1.15%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	2,000	2,159,540
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,186,937
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,651,470
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	809,063
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB (c)(d)	5.50%	05/01/21	2,000	2,433,000
Series 2011 A, RB (c)(d)	5.75%	05/01/21	1,000	1,230,550
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (c)(d)	6.38%	02/15/19	500	592,630
Series 2009, RB (c)(d)	6.63%	02/15/19	1,000	1,194,300
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/44	3,125	3,337,719
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (f)	5.30%	09/01/23	1,680	1,753,181
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	1,955	1,920,807
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,700,125
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,800,300
				26,769,622

Wyoming–0.45%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,569,600
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/35	2,005	2,046,804
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,142,320
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,581,746
				10,340,470
TOTAL INVESTMENTS(m)–109.33% (Cost $2,331,989,031)				2,538,666,738
FLOATING RATE NOTE OBLIGATIONS–(10.38)%
Notes with interest and fee rates ranging from 0.61% to 0.93% at 05/31/15 and contractual maturities of collateral ranging from 05/15/23 to 06/15/45 (See Note 1D) (n)				(241,200,000)
OTHER ASSETS LESS LIABILITIES–1.05%				24,468,694
NET ASSETS–100.00%				$2,321,935,432

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.	IDR	— Industrial Development Revenue Bonds
AGC	— Assured Guaranty Corp.	INS	— Insurer
AGM	— Assured Guaranty Municipal Corp.	Jr.	— Junior
AMBAC	— American Municipal Bond Assurance Corp.	MFH	— Multi-Family Housing
BHAC	— Berkshire Hathaway Assurance Corp.	NATL	— National Public Finance Guarantee Corp.
CAB	— Capital Appreciation Bonds	PCR	— Pollution Control Revenue Bonds
CARS	— Convertible Auction Rate Security	PILOT	— Payment-in-Lieu-of-Tax
CEP	— Credit Enhancement Provider	RAB	— Revenue Anticipation Bonds
Connie Lee	— Connie Lee Insurance Co.	RAC	— Revenue Anticipation Certificates
Conv.	— Convertible	RB	— Revenue Bonds
COP	— Certificates of Participation	Ref.	— Refunding
CR	— Custodial Receipts	Sec.	— Secured
Ctfs.	— Certificates	SGI	— Syncora Guarantee, Inc.
FHA	— Federal Housing Administration	Sr.	— Senior
FTA	— Federal Transit Administration	Sub.	— Subordinated
GNMA	— Government National Mortgage Association	TEMPS	— Tax-Exempt Mandatory Paydown Securities
GO	— General Obligation	Wts.	— Warrants
Gtd.	— Guaranteed

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $61,815,676, which represented 2.66% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(i)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $$10,513,901, which represented less than 1% of the Fund’s Net Assets.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $3,323,960, which represented less than 1% of the Fund’s Net Assets.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	8.9%
Assured Guaranty Municipal Corp	8.0
National Public Finance Guarantee Corp.	5.7

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $415,840,359 are held by TOB Trusts and serve as collateral for the $241,200,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $98,716,538 and $71,678,917, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$221,687,318
Aggregate unrealized (depreciation) of investment securities	(8,969,367)
Net unrealized appreciation of investment securities	$212,717,951
Cost of investments for tax purposes is $2,325,948,787.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-NYTFI-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–105.06%

New York–99.71%

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	$1,000	$1,026,880
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (a)(b)	5.75%	11/15/17	400	446,884
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (c)	5.00%	12/15/25	500	554,485
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (a)(b)	6.25%	11/15/20	1,000	1,249,360
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	571,870
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (d)	0.00%	07/15/34	3,685	1,528,169
Series 2009, PILOT RB	6.25%	07/15/40	685	800,655
Series 2009, PILOT RB	6.38%	07/15/43	475	556,444
Buffalo & Erie Industrial Land Development Corp. (Catholic Health System); Series 2015, Obligated RB	5.25%	07/01/35	1,000	1,124,550
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	532,520
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (e)(f)	5.00%	01/01/35	1,100	1,176,450
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/32	350	383,961
Series 2012, RB	5.00%	08/01/42	1,750	1,873,865
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/44	600	646,032
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	1,015,670
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (g)	5.25%	05/01/30	2,850	3,296,025
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	850	785,553
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (e)	5.20%	12/01/23	1,100	1,117,116
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,488,887
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,599,738
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,007,500
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (c)(d)	0.00%	06/01/18	2,000	1,891,280
Series 2008 A, Electric System General RB (INS-BHAC) (c)	5.50%	05/01/33	355	408,552
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS-AMBAC) (c)	5.00%	07/01/35	750	753,165
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,702,710
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	710,005
Series 2012 H, RB	5.00%	11/15/30	750	861,270
Series 2013 E, RB	5.00%	11/15/30	1,000	1,142,840
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	399,707
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	970,165
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	180	178,796
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	65	3,254
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,020,870
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	750	798,488
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	993,480
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (c)(e)	5.75%	12/01/22	2,000	2,011,100
Series 2010, Special Obligation RB	6.00%	12/01/42	860	1,009,571

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	$1,515	$1,521,378
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	1,300	1,414,543
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/36	1,140	1,168,306
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (a)(e)	5.50%	01/01/16	2,000	2,057,140
Series 2005, Special Facility RB (a)(e)	5.50%	01/01/16	2,000	2,055,700
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,303,280
Subseries 2011 A-1, VRD RB (h)	0.08%	06/15/44	1,000	1,000,000
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	560,560
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	970,368
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/27	1,310	1,477,104
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/39	1,000	1,114,540
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	659,516
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/28	755	853,339
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/29	605	682,573
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/30	605	681,587
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	770,068
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/41	1,000	1,124,590
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	941,740
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	886,488
New York (City of); Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,999,235
Subseries 2008 G-1, Unlimited Tax GO Bonds (a)(b)	6.25%	12/15/18	375	442,031
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	25	29,402
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)(b)	5.00%	02/01/18	245	271,502
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	160	175,453
New York (Counties of) Tobacco Trust; Series 2005 S1, Pass Through CAB RB (d)	0.00%	06/01/38	4,185	962,006
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/43	1,185	1,349,004
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	660	740,276
Series 2012 A, RB	5.00%	07/01/26	1,000	1,108,660
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/27	710	897,738
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/30	750	963,127
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/31	555	719,247
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	576,071
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (g)	5.00%	07/01/35	4,725	4,944,193
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,150,410
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (c)	5.25%	07/01/28	935	1,068,060
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (c)	5.00%	07/01/33	500	548,255
Series 2011 A, RB	5.13%	07/01/29	500	575,890
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/41	1,150	1,207,316
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,079,550
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (c)	5.50%	07/01/23	1,250	1,526,662
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (c)	5.00%	02/15/27	100	106,604
Series 2007 F, RB (a)(b)	5.00%	02/15/17	900	966,906

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (c)	5.00%	08/01/29	$1,000	$1,003,840
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	950,889
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,378,800
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,723,080
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/31	1,070	1,340,881
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (a)(b)	5.50%	05/01/19	1,250	1,385,300
Subseries 2005 A, RB	5.00%	11/01/26	750	787,118
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, RB	5.00%	12/01/45	425	442,663
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/29	1,000	1,099,790
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/44	425	469,719
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,411,700
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	880,927
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB (a)(b)	7.50%	10/01/18	2,000	2,417,700
Series 2008 D, RB (a)(b)	5.75%	10/01/18	500	575,825
Series 2009 C, RB (INS-AGC) (c)	5.00%	10/01/24	1,500	1,688,880
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,375,574
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	532,765
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,365,096
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (b)	7.38%	07/01/16	640	665,050
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/40	1,245	1,415,079
Series 2011, Ref. RB	5.00%	07/01/31	750	819,360
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/44	700	772,590
New York (State of) Dormitory Authority; Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (c)(e)	5.25%	02/15/28	2,000	2,206,240
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (e)(i)	13.52%	07/01/26	1,200	1,212,360
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	815,848
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	558,655
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	560,565
Series 2014 J, RB	5.00%	01/01/34	1,620	1,809,702
New York City Housing Development Corp.; Series 2005 K, MFH RB (e)	5.00%	11/01/37	1,000	1,003,380
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	1,105	1,131,763
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/44	415	500,004
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	989,144
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,553,862
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,382,172
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	855	1,041,775
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (f)(j)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,632,745
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	395,405
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	840,765

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (e)	5.00%	04/01/29	$725	$800,074
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/40	275	303,941
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	06/15/23	935	1,112,566
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,373
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,139,880
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	750	803,265
Otsego Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/45	565	605,008
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (e)(k)	5.38%	12/01/36	1,000	1,001,200
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (g)	5.00%	10/15/31	2,765	3,256,092
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.38%	01/01/27	1,085	1,093,224
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,023,780
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	507,073
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/32	415	457,484
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (e)	5.00%	11/01/36	1,000	1,067,790
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,308,325
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	285,335
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB	4.75%	11/15/29	200	218,360
Series 2013 C, RB (g)	5.00%	11/15/38	2,790	3,133,142
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,386,900
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	793,161
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (c)	5.25%	03/01/18	200	200,826
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,122,850
Series 2009 A, Ref. RB	5.00%	07/01/26	810	907,475
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	875	894,058
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	570	539,562
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/45	1,000	1,112,450
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,063,560
				152,559,058

Guam–2.92%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	149,770
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,391,625
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	498,308
Series 2012 A, Ref. RB	5.00%	10/01/34	610	653,639
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	811,610
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	325	362,395
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	607,206
				4,474,553

Virgin Islands–2.06%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/29	665	728,920
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	955,298

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	$1,000	$1,084,590
Series 2012 A, RB (f)	4.00%	10/01/22	375	388,013
				3,156,821

Puerto Rico–0.37%

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (b)	5.50%	07/01/15	560	562,604
TOTAL INVESTMENTS(l)–105.06% (Cost $149,077,864)				160,753,036
FLOATING RATE NOTE OBLIGATIONS–(7.58)%
Notes with interest rates and fee rate ranging from 0.54% to 0.65% at 05/31/15 and contractual maturities of collateral ranging from 01/15/27 to 11/15/39 (See Note 1D)(m)				(11,600,000)
OTHER ASSETS LESS LIABILITIES–2.52%				3,853,584
NET ASSETS–100.00%				$153,006,620

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.	MFH	— Multi-Family Housing
AGC	— Assured Guaranty Corp.	NATL	— National Public Finance Guarantee Corp.
AGM	— Assured Guaranty Municipal Corp.	PILOT	— Payment-in-Lieu-of-Tax
AMBAC	— American Municipal Bond Assurance Corp.	RB	— Revenue Bonds
BHAC	— Berkshire Hathaway Assurance Corp.	Ref.	— Refunding
CAB	— Capital Appreciation Bonds	Sec.	— Secured
GO	— General Obligation	Sr.	— Senior
IDR	— Industrial Development Revenue Bonds	Sub.	— Subordinated
INS	— Insurer	VRD	— Variable Rate Demand
LOC	— Letter of Credit

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security subject to the alternative minimum tax.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $4,289,462, which represented 2.80% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,212,360 which represents less than 1% of the Fund’s Net Assets.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2015 represented less than 1% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $19,438,595 are held by TOB Trusts and serve as collateral for the $11,600,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $6,111,621 and $1,475,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,577,898
Aggregate unrealized (depreciation) of investment securities	(857,361)
Net unrealized appreciation of investment securities	$11,720,537
Cost of investments for tax purposes is $149,032,499.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	TEC-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–104.17%

Alabama–0.41%

Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$120	$120,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.08%	05/01/41	100	100,000
				220,000

California–0.85%

California Infrastructure & Economic Development Bank (Pacific Gas & Electric); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(d)	0.07%	12/01/16	200	200,000
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	250	252,040
				452,040

Colorado–3.64%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	02/01/31	35	35,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	07/01/34	200	200,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	06/01/30	100	100,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	04/01/24	80	80,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	12/01/34	1,525	1,525,000
				1,940,000

Connecticut–1.08%

Seymour (Town of); Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	575	575,781

Delaware–0.47%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	09/01/36	250	250,000

District of Columbia–0.24%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.18%	01/01/29	130	130,000

Florida–2.30%

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.12%	11/01/36	1,225	1,225,000

Georgia–4.57%

DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.08%	06/15/25	450	450,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(d)(e)	0.18%	08/01/27	290	290,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.10%	08/01/38	900	900,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.10%	09/01/35	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	09/01/20	200	200,000
				2,440,000

Hawaii–1.87%

Maui (County of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	1,000	1,000,000

Idaho–5.63%

Idaho (State of); Series 2014, Unlimited Tax GO TAN	2.00%	06/30/15	3,000	3,004,498

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–5.16%

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	01/01/16	$325	$325,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	08/01/28	355	355,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/29	110	110,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.08%	12/01/46	1,000	1,000,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.12%	01/01/37	600	600,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	02/01/21	35	35,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.22%	04/01/22	329	329,000
				2,754,000

Indiana–6.85%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	08/01/37	400	400,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(d)	0.10%	06/01/40	1,715	1,715,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.22%	03/01/22	750	750,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.22%	11/01/18	700	700,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	10/01/19	90	90,000
				3,655,000

Kansas–0.96%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.10%	07/01/30	410	410,000
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	100	101,449
				511,449

Kentucky–3.74%

Louisville (City of) & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	300	302,778
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.11%	12/01/38	1,695	1,695,000
				1,997,778

Maryland–1.04%

Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	200	202,827
Washington Suburban Sanitary District; Series 2014, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/15	350	350,000
				552,827

Massachusetts–0.75%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	03/01/39	400	400,000

Minnesota–3.96%

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.08%	04/01/37	775	775,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.11%	11/15/31	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	11/01/35	110	110,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	10/01/33	$155	$155,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	70	70,854
				2,110,854

Missouri–4.90%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.11%	11/01/37	2,580	2,580,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.20%	12/01/19	35	35,000
				2,615,000

Nevada–0.38%

Clark (County of); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	200	200,475

New Mexico–0.56%

Santa Fe (City of); Series 2010 A, Ref. Gross Receipts Tax RB	5.00%	06/01/15	300	300,000

New York–3.94%

New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.10%	05/15/41	1,100	1,100,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC- Bank of China) (a)(b)(d)	0.12%	11/01/49	1,000	1,000,000
				2,100,000

North Carolina–3.02%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.11%	12/01/21	900	900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/27	710	710,000
				1,610,000

Ohio–7.04%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(c)(e)	0.18%	01/01/34	440	440,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB (f)	0.13%	11/15/33	240	240,000
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	07/01/33	900	900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.13%	12/01/21	1,075	1,075,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.12%	08/02/38	1,100	1,100,000
				3,755,000

Oklahoma–0.19%

Tulsa (County of) Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	100	100,579

Oregon–2.46%

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	08/01/34	1,000	1,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	11/01/28	315	315,000
				1,315,000

Pennsylvania–14.22%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/01/30	575	575,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.09%	03/01/30	315	315,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	10/15/25	$360	$360,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.10%	08/15/31	1,785	1,785,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(d)	0.35%	07/01/38	1,550	1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	05/01/34	3,000	3,000,000
				7,585,000

South Carolina–0.13%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.17%	07/01/17	70	70,000

Tennessee–1.74%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.13%	06/01/24	730	730,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.10%	12/15/42	200	200,000
				930,000

Texas–5.88%

Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited Tax GO Ctfs.	5.00%	08/15/15	200	202,004
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	205	207,308
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.11%	02/15/28	50	50,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	2,600	2,608,812
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	70	70,413
				3,138,537

Utah–4.41%

Ogden (City of) Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	12/01/27	1,070	1,070,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	12/01/27	480	480,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.10%	05/15/35	500	500,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.15%	04/01/42	225	225,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	80	80,321
				2,355,321

Vermont–3.07%

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.10%	12/01/31	615	615,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.08%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	09/01/38	225	225,000
				1,640,000

Virginia–4.69%

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)(e)	0.13%	09/01/21	2,500	2,500,000

Washington–0.37%

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	11/01/32	200	200,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–3.65%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.20%	09/01/19	$865	$865,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.14%	07/01/16	175	175,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	05/01/30	910	910,000
				1,950,000
TOTAL INVESTMENTS(g)(h)–104.17% (Cost $55,584,139)				55,584,139
OTHER ASSETS LESS LIABILITIES–(4.17)%				(2,224,466)
NET ASSETS–100.00%				$53,359,673

Investment Abbreviations:

BAN	—Bond Anticipation Notes

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

TAN	—Tax Anticipation Notes

TRAN	—Tax and Revenue Anticipation Notes

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $3,970,000, which represented 7.44% of the Fund’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	9.2%
U.S. Bank, N.A.	8.8
Federal National Mortgage Association	8.3
Wells Fargo Bank, N.A.	7.8
JPMorgan Chase Bank, N.A.	7.8
Federal Home Loan Bank	5.5
Northern Trust Co.	5.2
(h)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.